UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—34.4%
*	Akamai Technologies, Inc.	162,900	$8,422
	Apple, Inc.	72,885	34,748
*	Citrix Systems, Inc.	171,200	12,088
*	Cognizant Technology Solutions Corporation	298,300	24,496
*	eBay, Inc.	529,500	29,541
	FactSet Research Systems, Inc.	61,400	6,699
*	Genpact, Ltd.†	1,227,015	23,166
*	Google, Inc.	51,405	45,026
	Mastercard, Inc.	64,200	43,193
*	Pandora Media, Inc.	663,083	16,663
	QUALCOMM, Inc.	286,640	19,308
*	RealPage, Inc.	525,275	12,165
*	Red Hat, Inc.	270,306	12,472
*	SolarWinds, Inc.	253,300	8,881
			296,868
	Industrials—16.4%
*	B/E Aerospace, Inc.	137,200	10,128
	Canadian Pacific Railway, Ltd.†	140,700	17,348
	Equifax, Inc.	282,200	16,890
	Fastenal Co.	232,458	11,681
	Fortune Brands Home & Security, Inc.	158,138	6,583
*	Jacobs Engineering Group, Inc.	222,956	12,972
	Precision Castparts Corporation	118,000	26,814
*	Stericycle, Inc.	141,400	16,318
	TransDigm Group, Inc.	77,180	10,705
*	Trimas Corporation	325,303	12,134
			141,573
	Consumer Discretionary—15.3%
*	Amazon.com, Inc.	60,300	18,852
	Dick’s Sporting Goods, Inc.	169,401	9,043
*	Discovery Communications, Inc.	102,300	8,636
	Harley-Davidson, Inc.	265,499	17,056
*	K12, Inc.	164,013	5,065
	Lowe’s Cos., Inc.	396,200	18,863
*	Sally Beauty Holdings, Inc.	439,800	11,505
	VF Corporation	93,300	18,571
	Williams-Sonoma, Inc.	177,700	9,987
	Yum! Brands, Inc.	206,700	14,756
			132,334
	Health Care—12.0%
	Allergan, Inc.	213,500	19,311
*	Gilead Sciences, Inc.	427,070	26,837
*	HMS Holdings Corporation	311,062	6,691
*	IDEXX Laboratories, Inc.	220,618	21,985
*	NxStage Medical, Inc.	647,761	8,524
	Perrigo Co.	160,400	19,790
			103,138

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—7.0%
	Costco Wholesale Corporation	283,200	$32,602
*	Green Mountain Coffee Roasters, Inc.	150,300	11,322
	Mead Johnson Nutrition Co.	219,200	16,278
			60,202
	Energy—5.4%
*	Cameron International Corporation	138,447	8,081
	Noble Energy, Inc.	126,400	8,470
	Pioneer Natural Resources Co.	27,100	5,117
	Schlumberger, Ltd.†	215,700	19,059
*	Whiting Petroleum Corporation	105,400	6,308
			47,035
	Financials—5.2%
*	Encore Capital Group, Inc.	354,921	16,277
*	IntercontinentalExchange, Inc.	96,700	17,543
	LPL Financial Holdings, Inc.	299,900	11,489
			45,309
	Materials—3.2%
	Airgas, Inc.	121,800	12,917
	Ecolab, Inc.	144,720	14,293
			27,210
	Total Common Stocks—98.9% (cost $633,251)		853,669
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $15,898, collateralized by U.S.Treasury Note, 0.375%, due 1/15/2016	$15,898	15,898
	Total Repurchase Agreement—1.9% (cost $15,898)		15,898
	Total Investments—100.8% (cost $649,149)		869,567
	Liabilities, plus cash and other assets—(0.8)%		(6,707)
	Net assets—100.0%		$862,860

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—30.1%
	Apple, Inc.	3,765	$1,795
*	Citrix Systems, Inc.	16,640	1,175
*	Cognizant Technology Solutions Corporation	16,930	1,390
*	eBay, Inc.	6,530	364
*	Gartner, Inc.	10,550	633
*	Google, Inc.	2,038	1,785
	Mastercard, Inc.	2,165	1,457
	QUALCOMM, Inc.	11,005	741
*	Red Hat, Inc.	16,660	769
*	Trimble Navigation, Ltd.	22,080	656
			10,765
	Consumer Discretionary—18.0%
*	Discovery Communications, Inc.	4,260	359
*	Dollar General Corporation	18,950	1,070
	Harley-Davidson, Inc.	12,330	792
*	O’Reilly Automotive, Inc.	7,870	1,004
*	priceline.com, Inc.	561	567
	Starbucks Corporation	18,730	1,442
	The Home Depot, Inc.	15,910	1,207
			6,441
	Industrials—13.1%
	Equifax, Inc.	12,460	746
	Precision Castparts Corporation	3,730	848
*	Stericycle, Inc.	6,190	714
	The Boeing Co.	7,860	923
	Union Pacific Corporation	9,380	1,457
			4,688
	Health Care—11.2%
	Allergan, Inc.	7,025	636
*	Gilead Sciences, Inc.	22,930	1,441
*	IDEXX Laboratories, Inc.	11,050	1,101
	Perrigo Co.	6,730	830
			4,008
	Financials—8.4%
*	Affiliated Managers Group, Inc.	4,930	901
	Citigroup, Inc.	21,380	1,037
	JPMorgan Chase & Co.	20,920	1,081
			3,019
	Consumer Staples—7.3%
	Colgate-Palmolive Co.	14,750	875
*	Green Mountain Coffee Roasters, Inc.	13,040	982
	Mead Johnson Nutrition Co.	10,400	772
			2,629
	Energy—4.8%
	Noble Energy, Inc.	11,560	775

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
	Schlumberger, Ltd.†	10,820	$956
			1,731
	Materials—4.4%
	Monsanto Co.	7,830	818
	Praxair, Inc.	6,365	765
			1,583
	Telecommunication Services—0.8%
*	SBA Communications Corporation	3,320	267
	Total Common Stocks—98.1% (cost $26,724)		35,131
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $539, collateralized by U.S. Treasury Note, 0.375%, due 2/15/16	$539	539
	Total Repurchase Agreement—1.5% (cost $539)		539
	Total Investments—99.6% (cost $27,263)		35,670
	Cash and other assets, less liabilities—0.4%		133
	Net assets—100.0%		$35,803

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—26.2%
	American International Group, Inc.	1,965	$96
	American Tower Corporation	976	72
	Bank of America Corporation	7,611	105
*	CBRE Group, Inc. Class “A”	1,873	43
	Citigroup, Inc.	2,460	119
	CNA Financial Corporation	947	36
	Discover Financial Services	1,068	54
	JPMorgan Chase & Co.	2,462	127
	Lazard, Ltd. Class “A”†	1,487	54
	Lincoln National Corporation	1,829	77
	Morgan Stanley	2,961	80
	Regions Financial Corporation	6,192	57
	State Street Corporation	949	62
	SunTrust Banks, Inc.	1,916	62
	The Allstate Corporation	913	46
	The Goldman Sachs Group, Inc.	104	17
	Zions Bancorporation	1,917	53
			1,160
	Energy—13.5%
	Anadarko Petroleum Corporation	485	45
	Apache Corporation	597	51
	Baker Hughes, Inc.	1,335	65
	Chevron Corporation	776	94
	Devon Energy Corporation	1,073	62
	Exxon Mobil Corporation	1,417	122
	Hess Corporation	645	50
	Occidental Petroleum Corporation	834	78
*	Southwestern Energy Co.	903	33
			600
	Health Care—12.2%
	Baxter International, Inc.	693	46
*	Boston Scientific Corporation	3,742	44
	Cardinal Health, Inc.	1,166	61
*	Express Scripts Holding Co.	780	48
	Merck & Co., Inc.	1,855	88
	Pfizer, Inc.	3,651	105
	UnitedHealth Group, Inc.	1,216	87
	Zimmer Holdings, Inc.	756	62
			541
	Information Technology—11.6%
*	Adobe Systems, Inc.	1,076	56
	Broadcom Corporation Class “A”	2,085	54
	Cisco Systems, Inc.	3,979	93
	Corning, Inc.	3,941	57
	Hewlett-Packard Co.	3,035	64
	Intel Corporation	1,072	24
	Microsoft Corporation	1,063	35
	NetApp, Inc.	1,188	51

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—(continued)
	Symantec Corporation	1,684	$42
*	VeriFone Systems, Inc.	1,606	37
			513
	Industrials—9.9%
	General Electric Co.	4,653	111
	Kansas City Southern	455	50
	SPX Corporation	735	62
	Textron, Inc.	2,713	75
	The ADT Corporation	1,313	53
	The Boeing Co.	424	50
	Union Pacific Corporation	232	36
			437
	Consumer Discretionary—8.4%
*	Big Lots, Inc.	1,135	42
	Brunswick Corporation	1,458	58
	Coach, Inc.	558	30
*	General Motors Co.	1,854	67
	Kohl’s Corporation	757	39
	Lear Corporation	689	49
*	MGM Resorts International	1,937	40
	Time Warner Cable, Inc.	435	49
			374
	Consumer Staples—5.9%
	General Mills, Inc.	1,160	56
	Philip Morris International, Inc.	677	59
	The Procter & Gamble Co.	1,059	80
	Walgreen Co.	1,252	67
			262
	Materials—4.0%
	Alcoa, Inc.	6,114	50
	Cliffs Natural Resources, Inc.	640	13
*	Owens-Illinois, Inc.	2,223	67
	Rockwood Holdings, Inc.	721	48
			178
	Utilities—3.9%
	CMS Energy Corporation	2,158	57
	NextEra Energy, Inc.	843	68
	Wisconsin Energy Corporation	1,153	46
			171
	Telecommunication Services—2.2%
	AT&T, Inc.	2,347	80

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Telecommunication Services—(continued)
*	Sprint Corporation	3,243	$20
			100
	Total Common Stocks—97.8% (cost $3,776)		4,336
	Total Investments—97.8% (cost $3,776)		4,336
	Cash and other assets, less liabilities—2.2%		97
	Net assets—100.0%		$4,433

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

**
	Issuer	Shares	Value
	Common Stocks
	Information Technology—20.5%
*	Akamai Technologies, Inc.	118,200	$6,111
	Amphenol Corporation	91,100	7,049
*	Citrix Systems, Inc.	204,400	14,433
*	CoStar Group, Inc.	48,377	8,123
	FactSet Research Systems, Inc.	63,900	6,971
*	Gartner, Inc.	109,800	6,588
*	Genpact, Ltd.†	612,012	11,555
*	Guidewire Software, Inc.	113,300	5,338
*	NeuStar, Inc.	88,974	4,402
*	Pandora Media, Inc.	164,800	4,141
*	Red Hat, Inc.	106,200	4,900
*	SolarWinds, Inc.	209,700	7,352
*	Trimble Navigation, Ltd.	357,808	10,630
*	VeriSign, Inc.	152,500	7,761
			105,354
	Consumer Discretionary—18.9%
*	Bed Bath & Beyond, Inc.	143,260	11,083
*	Chipotle Mexican Grill, Inc.	11,190	4,797
	Dick’s Sporting Goods, Inc.	292,929	15,637
*	Dollar General Corporation	223,005	12,591
*	Fossil Group, Inc.	67,100	7,800
	Harley-Davidson, Inc.	177,200	11,383
*	Lululemon Athletica, Inc.	126,700	9,260
*	O’Reilly Automotive, Inc.	120,480	15,372
*	Select Comfort Corporation	378,727	9,222
			97,145
	Industrials—18.2%
	AMETEK, Inc.	235,100	10,819
*	B/E Aerospace, Inc.	130,200	9,611
*	Clean Harbors, Inc.	150,700	8,840
	Equifax, Inc.	158,500	9,486
	Fastenal Co.	71,862	3,611
	Graco, Inc.	126,000	9,332
	J.B. Hunt Transport Services, Inc.	126,000	9,189
*	Jacobs Engineering Group, Inc.	193,000	11,229
*	Stericycle, Inc.	110,030	12,698
	TransDigm Group, Inc.	64,050	8,884
			93,699
	Health Care—14.2%
*	BioMarin Pharmaceutical, Inc.	80,500	5,814
	HealthSouth Corporation	301,224	10,386
*	HMS Holdings Corporation	571,974	12,303
*	IDEXX Laboratories, Inc.	146,572	14,606
*	Mettler-Toledo International, Inc.	22,400	5,378
	Perrigo Co.	117,500	14,497
*	Sirona Dental Systems, Inc.	146,800	9,826
			72,810

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—10.4%
*	Affiliated Managers Group, Inc.	68,075	$12,433
	First Republic Bank	191,700	8,939
	LPL Financial Holdings, Inc.	259,563	9,944
*	Signature Bank	175,800	16,089
	T Rowe Price Group, Inc.	84,834	6,102
			53,507
	Energy—5.3%
*	FMC Technologies, Inc.	128,500	7,121
	Helmerich & Payne, Inc.	37,927	2,615
	Oceaneering International, Inc.	32,500	2,640
	Range Resources Corporation	93,700	7,111
*	Whiting Petroleum Corporation	129,400	7,745
			27,232
	Consumer Staples—5.2%
*	Green Mountain Coffee Roasters, Inc.	140,146	10,557
	McCormick & Co., Inc.	72,700	4,704
	Mead Johnson Nutrition Co.	154,200	11,451
			26,712
	Materials—3.6%
	Airgas, Inc.	99,617	10,564
	Cytec Industries, Inc.	97,623	7,943
			18,507
	Telecommunication Services—0.6%
*	SBA Communications Corporation	34,200	2,752
	Total Common Stocks—96.9% (cost $416,660)		497,718
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $13,979, collateralized by U.S. Treasury Note, 0.375%, due 1/15/16	$13,979	13,979
	Total Repurchase Agreement—2.7% (cost $13,979)		13,979
	Total Investments—99.6% (cost $430,639)		511,697
	Cash and other assets, less liabilities—0.4%		2,131
	Net assets—100.0%		$513,828

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—29.8%
	Allied World Assurance Co. Holdings, Ltd.†	465	$46
	American Campus Communities, Inc.	1,445	49
	Ameriprise Financial, Inc.	805	73
*	CIT Group, Inc.	1,215	59
	Comerica, Inc.	1,225	48
	DDR Corporation	2,415	38
	Digital Realty Trust, Inc.	565	30
	East West Bancorp, Inc.	1,640	52
	Essex Property Trust, Inc.	255	38
	Fifth Third Bancorp	2,870	52
*	Forest City Enterprises, Inc.	2,380	45
	General Growth Properties, Inc.	2,015	39
*	Genworth Financial, Inc.	3,828	49
	Hartford Financial Services Group, Inc.	2,540	79
	Host Hotels & Resorts, Inc.	2,685	48
	Marsh & McLennan Cos., Inc.	1,585	69
	Post Properties, Inc.	620	28
	Regions Financial Corporation	4,085	38
	SL Green Realty Corporation	690	61
	SunTrust Banks, Inc.	1,965	64
	Taubman Centers, Inc.	530	36
	The Hanover Insurance Group, Inc.	1,040	58
	Validus Holdings, Ltd.†	1,470	54
	Ventas, Inc.	885	54
	Zions Bancorporation	1,095	30
			1,237
	Industrials—14.0%
	Dover Corporation	745	67
	Eaton Corporation plc†	625	43
	EMCOR Group, Inc.	995	39
	Generac Holdings, Inc.	1,055	45
	Hubbell, Inc.	610	64
	Pall Corporation	890	69
	Pentair, Ltd.†	1,020	66
	Rockwell Collins, Inc.	830	56
	The ADT Corporation	1,250	51
	Towers Watson & Co.	745	80
			580
	Consumer Discretionary—10.8%
	Autoliv, Inc.	455	40
*	Bed Bath & Beyond, Inc.	620	48
	DISH Network Corporation	1,040	47
	H&R Block, Inc.	1,375	37
	Kohl’s Corporation	1,305	67
	Macy’s, Inc.	1,130	49
	Newell Rubbermaid, Inc.	2,255	62
	Starwood Hotels & Resorts Worldwide, Inc.	635	42
	VF Corporation	280	56
			448

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—10.5%
*	Atmel Corporation	5,740	$43
*	Cadence Design Systems, Inc.	3,590	48
*	Genpact, Ltd.†	2,250	43
*	Juniper Networks, Inc.	2,165	43
	Linear Technology Corporation	1,145	45
*	PTC, Inc.	1,760	50
	TE Connectivity, Ltd.†	1,640	85
	Xerox Corporation	7,490	77
			434
	Utilities—9.6%
	American Water Works Co., Inc.	1,480	61
	CMS Energy Corporation	1,840	48
	DTE Energy Co.	910	60
	Northeast Utilities	1,505	62
	Sempra Energy	730	62
	Southwest Gas Corporation	930	47
	Xcel Energy, Inc.	2,160	60
			400
	Energy—8.3%
*	Cameron International Corporation	645	38
	Noble Energy, Inc.	970	65
	Pioneer Natural Resources Co.	398	75
*	Rowan Cos. plc†	1,360	50
*	Superior Energy Services, Inc.	1,515	38
*	Whiting Petroleum Corporation	1,325	79
			345
	Health Care—7.6%
*	CareFusion Corporation	1,630	60
	CIGNA Corporation	1,180	91
*	Laboratory Corporation of America Holdings	450	45
*	Mettler-Toledo International, Inc.	247	59
	Zimmer Holdings, Inc.	750	61
			316
	Materials—5.1%
	Airgas, Inc.	410	43
	Carpenter Technology Corporation	965	56
	FMC Corporation	910	65
	Steel Dynamics, Inc.	2,905	49
			213
	Consumer Staples—3.5%
	ConAgra Foods, Inc.	1,380	42
	Ingredion, Inc.	795	53

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Consumer Staples—(continued)
The Kroger Co.	1,240	$50
		145
Total Common Stocks—99.2% (cost $3,181)		4,118
Total Investments—99.2% (cost $3,181)		4,118
Cash and other assets, less liabilities—0.8%		35
Net assets—100.0%		$4,153

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.4%
*	B/E Aerospace, Inc.	209,853	$15,491
	Fortune Brands Home & Security, Inc.	155,500	6,474
	Graco, Inc.	82,100	6,080
	Healthcare Services Group, Inc.	262,032	6,750
*	Huron Consulting Group, Inc.	115,685	6,086
*	ICF International, Inc.	279,725	9,905
	Manpowergroup, Inc.	113,750	8,274
*	Old Dominion Freight Line, Inc.	202,900	9,332
	Robert Half International, Inc.	232,400	9,071
*	Standard Parking Corporation	187,318	5,037
*	Stericycle, Inc.	163,170	18,830
	The Corporate Executive Board Co.	133,835	9,719
	TransDigm Group, Inc.	10,875	1,508
*	Trimas Corporation	227,940	8,502
			121,059
	Health Care—17.1%
*	ABIOMED, Inc.	259,838	4,955
*	Align Technology, Inc.	186,603	8,979
*	BioMarin Pharmaceutical, Inc.	148,100	10,696
*	Brookdale Senior Living, Inc.	129,176	3,397
*	Catamaran Corporation†	181,732	8,351
*	Haemonetics Corporation	131,700	5,252
	HealthSouth Corporation	244,884	8,444
*	HMS Holdings Corporation	250,961	5,398
*	IDEXX Laboratories, Inc.	88,300	8,799
*	Ligand Pharmaceuticals, Inc.	21,691	939
*	Mettler-Toledo International, Inc.	23,800	5,714
	Perrigo Co.	98,500	12,153
*	Sirona Dental Systems, Inc.	109,783	7,348
*	Team Health Holdings, Inc.	168,611	6,397
			96,822
	Information Technology—15.8%
*	Akamai Technologies, Inc.	132,500	6,850
*	ANSYS, Inc.	53,600	4,637
*	CoStar Group, Inc.	50,910	8,548
	FactSet Research Systems, Inc.	54,000	5,891
*	Gartner, Inc.	155,100	9,306
*	Genpact, Ltd.†	396,800	7,492
*	Guidewire Software, Inc.	103,251	4,864
	j2 Global, Inc.	107,900	5,343
*	NeuStar, Inc.	107,536	5,321
*	Pandora Media, Inc.	479,302	12,045
*	RealPage, Inc.	239,360	5,544
*	WEX, Inc.	81,500	7,152
*	WNS Holdings, Ltd.—ADR	323,665	6,868
			89,861
	Consumer Discretionary—15.4%
	Dick’s Sporting Goods, Inc.	269,990	14,412

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Fossil Group, Inc.	52,000	$6,045
*	Jarden Corporation	124,650	6,033
*	K12, Inc.	190,814	5,892
*	LifeLock, Inc.	249,591	3,702
*	LKQ Corporation	257,000	8,188
*	Panera Bread Co. Class “A”	27,600	4,375
	Polaris Industries, Inc.	58,000	7,493
*	Sally Beauty Holdings, Inc.	284,600	7,445
	Six Flags Entertainment Corporation	110,900	3,747
	Tractor Supply Co.	137,600	9,243
*	Under Armour, Inc. Class “A”	133,120	10,576
			87,151
	Financials—14.3%
*	Affiliated Managers Group, Inc.	80,809	14,759
	CBOE Holdings, Inc.	170,500	7,711
*	Encore Capital Group, Inc.	127,300	5,838
*	First Cash Financial Services, Inc.	119,343	6,916
	First Republic Bank	167,194	7,796
	FirstService Corporation†	127,341	4,946
	Jones Lang LaSalle, Inc.	88,900	7,761
	LPL Financial Holdings, Inc.	114,900	4,402
*	Portfolio Recovery Associates, Inc.	252,200	15,117
*	Signature Bank	63,200	5,784
			81,030
	Energy—5.0%
	Core Laboratories N.V.†	27,200	4,603
*	Frank’s International N.V.†	171,087	5,121
*	Gulfport Energy Corporation	71,200	4,581
	Helmerich & Payne, Inc.	57,000	3,930
*	Oasis Petroleum, Inc.	119,010	5,847
	Oceaneering International, Inc.	56,000	4,549
			28,631
	Materials—3.2%
	Celanese Corporation Series “A”	132,700	7,005
	Cytec Industries, Inc.	58,600	4,768
	Rockwood Holdings, Inc.	98,500	6,590
			18,363
	Consumer Staples—2.2%
*	Green Mountain Coffee Roasters, Inc.	65,723	4,951
	Nu Skin Enterprises, Inc.	79,700	7,630
			12,581
	Telecommunication Services—2.0%
*	SBA Communications Corporation	137,900	11,095
	Total Common Stocks—96.4% (cost $404,196)		546,593

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $19,745, collateralized by U.S. Treasury Note, 0.375%, due 1/15/16	$19,745	$19,745
Total Repurchase Agreement—3.5% (cost $19,745)		19,745
Total Investments—99.9% (cost $423,941)		566,338
Cash and other assets, less liabilities—0.1%		579
Net assets—100.0%		$566,917

*	Non-income producing securities

† = U.S. listed foreign security

ADR = American Depository Receipt

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—30.6%
	Acadia Realty Trust	910	$22
	Allied World Assurance Co. Holdings, Ltd.†	240	24
	American Assets Trust, Inc.	980	30
	American Campus Communities, Inc.	880	30
	Bank of the Ozarks, Inc.	500	24
	Banner Corporation	695	27
	Boston Private Financial Holdings, Inc.	2,540	28
*	CIT Group, Inc.	390	19
	CNO Financial Group, Inc.	2,075	30
	Comerica, Inc.	865	34
	Coresite Realty Corporation	485	17
	East West Bancorp, Inc.	795	25
	EastGroup Properties, Inc.	495	29
	Essex Property Trust, Inc.	185	27
*	Forest City Enterprises, Inc.	1,380	26
*	Forestar Group, Inc.	775	17
*	Genworth Financial, Inc.	3,058	39
	Glacier Bancorp, Inc.	995	25
	Hartford Financial Services Group, Inc.	1,285	40
	Highwoods Properties, Inc.	645	23
	LaSalle Hotel Properties	860	25
	Old National Bancorp	1,705	24
	PacWest Bancorp	707	24
	Pebblebrook Hotel Trust	863	25
	Post Properties, Inc.	465	21
	ProAssurance Corporation	159	7
	Prosperity Bancshares, Inc.	565	35
	Radian Group, Inc.	2,115	30
	Selective Insurance Group, Inc.	1,030	25
	SL Green Realty Corporation	375	33
	Susquehanna Bancshares, Inc.	1,690	21
	Taubman Centers, Inc.	295	20
	The Hanover Insurance Group, Inc.	525	29
	Validus Holdings, Ltd.†	885	33
*	Western Alliance Bancorp	1,025	19
	WSFS Financial Corporation	395	24
	Zions Bancorporation	1,145	31
			962
	Industrials—15.6%
	Actuant Corporation	1,047	41
	Barnes Group, Inc.	685	24
	CIRCOR International, Inc.	590	37
	Curtiss-Wright Corporation	500	24
	EMCOR Group, Inc.	930	36
*	FTI Consulting, Inc.	553	21
	G&K Services, Inc.	760	46
	Generac Holdings, Inc.	800	34
	Hubbell, Inc.	335	35
	Interface, Inc.	1,586	31
*	Moog, Inc.	705	41
	Pall Corporation	520	40

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	Simpson Manufacturing Co., Inc.	1,025	$33
	Towers Watson & Co.	430	46
			489
	Consumer Discretionary—12.1%
	Autoliv, Inc.	345	30
*	Big Lots, Inc.	873	33
	Dana Holding Corporation	1,015	23
*	Genesco, Inc.	355	23
	H&R Block, Inc.	780	21
*	Krispy Kreme Doughnuts, Inc.	1,715	33
*	Life Time Fitness, Inc.	705	36
	Meredith Corporation	600	29
	Newell Rubbermaid, Inc.	1,140	31
	Pier 1 Imports, Inc.	1,145	22
*	The Children’s Place Retail Stores, Inc.	475	28
	The Men’s Wearhouse, Inc.	795	27
*	The PEP Boys-Manny, Moe & Jack	1,595	20
	Vail Resorts, Inc.	365	25
			381
	Information Technology—9.2%
*	Acxiom Corporation	1,575	45
	ADTRAN, Inc.	1,173	31
*	Atmel Corporation	4,200	31
	Belden, Inc.	530	34
*	Cadence Design Systems, Inc.	2,855	39
	Earthlink, Inc.	4,955	24
*	Genpact, Ltd.†	1,555	29
*	Integrated Device Technology, Inc.	2,650	25
*	PTC, Inc.	1,055	30
			288
	Utilities—8.3%
	ALLETE, Inc.	645	31
	American Water Works Co., Inc.	925	38
	Cleco Corporation	685	31
	CMS Energy Corporation	1,340	35
	PNM Resources, Inc.	1,380	31
	Southwest Gas Corporation	660	33
	UIL Holdings Corporation	745	28
	WGL Holdings, Inc.	775	33
			260
	Energy—7.8%
*	Bonanza Creek Energy, Inc.	430	21
	Gulfmark Offshore, Inc.	560	28
*	Gulfport Energy Corporation	382	25
*	Helix Energy Solutions Group, Inc.	975	25
*	Oasis Petroleum, Inc.	460	23
*	Rosetta Resources, Inc.	390	21

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy—(continued)
*	Rowan Cos. plc†	750	$27
*	Superior Energy Services, Inc.	835	21
*	TETRA Technologies, Inc.	2,130	27
*	Whiting Petroleum Corporation	435	26
			244
	Materials—7.1%
	Airgas, Inc.	205	22
	Carpenter Technology Corporation	390	23
	FMC Corporation	455	33
	Minerals Technologies, Inc.	550	27
	PolyOne Corporation	1,215	37
*	RTI International Metals, Inc.	735	24
	Sensient Technologies Corporation	445	21
	Silgan Holdings, Inc.	349	16
	Steel Dynamics, Inc.	1,310	22
			225
	Health Care—6.0%
*	CareFusion Corporation	890	33
	CONMED Corporation	450	15
*	Greatbatch, Inc.	560	19
	HealthSouth Corporation	920	32
*	Magellan Health Services, Inc.	310	19
*	Mednax, Inc.	385	39
*	Mettler-Toledo International, Inc.	135	32
			189
	Consumer Staples—2.7%
*	Darling International, Inc.	1,155	25
	Ingredion, Inc.	565	37
	J&J Snack Foods Corporation	275	22
			84
	Total Common Stocks—99.4% (cost $2,468)		3,122
	Repurchase Agreement
	State Street Bank and Trust Company, 0.000% dated 9/30/13, due 10/1/13, repurchase price $79, collateralized by FHLMC, 2.000% due 1/30/2023	$79	79
	Total Repurchase Agreement—2.5% (cost $79)		79

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Total Investments—101.9% (cost $2,547)	3,201
Liabilities, plus cash and other assets—(1.9)%	(60)
Net assets—100.0%	$3,141

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—24.9%
*	Audience, Inc.	641,037	$7,205
*	Cardtronics, Inc.	233,484	8,662
*	CoStar Group, Inc.	68,910	11,570
*	Exar Corporation	816,834	10,954
*	ExlService Holdings, Inc.	185,660	5,288
*	Inphi Corporation	591,751	7,947
*	Inuvo, Inc.	1,487,485	1,785
	IPG Photonics Corporation	51,497	2,900
	j2 Global, Inc.	166,470	8,244
*	Liquidity Services, Inc.	313,610	10,525
	Monolithic Power Systems, Inc.	178,630	5,409
*	OSI Systems, Inc.	45,971	3,423
*	Pandora Media, Inc.	509,189	12,796
*	RealPage, Inc.	263,840	6,111
*	ServiceSource International, Inc.	500,220	6,043
*	Silicon Laboratories, Inc.	139,440	5,955
*	Tangoe, Inc.	438,817	10,470
*	Ultimate Software Group, Inc.	23,322	3,438
*	WEX, Inc.	73,781	6,474
*	WNS Holdings, Ltd.—ADR	542,619	11,514
			146,713
	Industrials—22.8%
	Acacia Research Corporation	263,760	6,082
	Acorn Energy, Inc.	243,773	1,438
*	Ameresco, Inc.	441,017	4,419
*	Astronics Corporation	142,690	7,093
	Barrett Business Services, Inc.	122,180	8,224
*	CAI International, Inc.	308,107	7,170
*	Clean Harbors, Inc.	114,580	6,721
*	DigitalGlobe, Inc.	175,930	5,563
*	Enphase Energy, Inc.	1,056,904	8,603
*	Franklin Covey Co.	700,811	12,580
*	Furmanite Corporation	825,506	8,172
	Healthcare Services Group, Inc.	376,558	9,700
*	Hudson Technologies, Inc.	765,926	1,555
*	Huron Consulting Group, Inc.	88,260	4,643
*	ICF International, Inc.	232,974	8,250
*	Old Dominion Freight Line, Inc.	112,420	5,170
*	On Assignment, Inc.	260,625	8,601
*	Trimas Corporation	301,965	11,263
	US Ecology, Inc.	299,889	9,036
			134,283
	Health Care—18.0%
*	ABIOMED, Inc.	186,090	3,549
	Air Methods Corporation	193,226	8,231
	Analogic Corporation	22,956	1,897
*	Cyberonics, Inc.	133,770	6,788
*	ExamWorks Group, Inc.	386,391	10,042
*	Globus Medical, Inc.	429,140	7,493

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Haemonetics Corporation	102,444	$4,085
	HealthSouth Corporation	168,365	5,805
*	Healthways, Inc.	338,340	6,263
*	HMS Holdings Corporation	158,906	3,418
*	Ligand Pharmaceuticals, Inc.	21,986	952
*	Nanosphere, Inc.	2,994,536	5,989
*	Novadaq Technologies, Inc.†	487,728	8,087
*	NxStage Medical, Inc.	558,402	7,349
*	Quidel Corporation	204,469	5,807
*	Spectranetics Corporation	542,377	9,101
	Trinity Biotech plc—ADR	496,114	10,795
			105,651
	Financials—12.8%
*	Cowen Group, Inc.	2,729,456	9,417
*	Encore Capital Group, Inc.	335,234	15,374
*	First Cash Financial Services, Inc.	143,962	8,342
	FirstService Corporation†	162,958	6,329
	FXCM, Inc.	528,590	10,440
	GFI Group, Inc.	1,507,592	5,955
*	ICG Group, Inc.	573,151	8,133
	Jones Lang LaSalle, Inc.	32,211	2,812
	Manning & Napier, Inc.	251,732	4,199
	Marlin Business Services Corporation	163,153	4,072
			75,073
	Consumer Discretionary—7.4%
	Dorman Products, Inc.	112,501	5,574
	Einstein Noah Restaurant Group, Inc.	127,332	2,205
*	Gentherm, Inc.	666,954	12,725
*	K12, Inc.	168,742	5,211
	MDC Partners, Inc.†	175,572	4,913
	Six Flags Entertainment Corporation	284,892	9,627
*	U.S. Auto Parts Network, Inc.	2,224,254	2,936
			43,191
	Energy—4.5%
*	Atwood Oceanics, Inc.	106,202	5,845
*	Dril-Quip, Inc.	35,136	4,032
	Gulfmark Offshore, Inc.	88,640	4,511
*	Oasis Petroleum, Inc.	149,710	7,355
*	PDC Energy, Inc.	79,098	4,710
			26,453
	Materials—4.1%
	Cytec Industries, Inc.	38,370	3,122
	HB Fuller Co.	130,800	5,911
*	Horsehead Holding Corporation	607,801	7,573
*	Stillwater Mining Co.	701,356	7,722
			24,328

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Consumer Staples—1.0%
Nu Skin Enterprises, Inc.	61,073	$5,847
Total Common Stocks—95.5% (cost $432,973)		561,539
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $22,583, collateralized by FHLB, 0.450%, due 3/18/16, and FNMA, 0.550%-5.000%, due 2/26/16-3/15/16	$22,583	22,583
Total Repurchase Agreement—3.8% (cost $22,583)		22,583
Total Investments—99.3% (cost $455,556)		584,122
Cash and other assets, less liabilities—0.7%		4,134
Net assets—100.0%		$588,256

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

If the Fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Small Cap Growth Fund had the following transactions during the period ended September 30, 2013 with companies deemed affiliated during the period or at September 30, 2013.

		Share Activity				Period Ended September 30, 2013
						(in thousands)

							Dividends
		Balance			Balance		Included in
	Security Name	12/31/2012	Purchases	Sales	9/30/2013	Value	Income
p	Inuvo, Inc.	1,886,947	—	399,462	1,487,485	$1,785	$—
p	U.S. Auto Parts Network, Inc.	1,091,812	1,132,442	—	2,224,254	2,936	—
						$4,721	$—

p	Affiliated company at September 30, 2013. The Small Cap Growth Fund’s total value in companies deemed to be affiliated at September 30, 2013 was $4,721 (in thousands).

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—32.8%
	Acadia Realty Trust	143,295	$3,536
	American Assets Trust, Inc.	106,805	3,259
	American Campus Communities, Inc.	94,810	3,238
	Bank of the Ozarks, Inc.	71,745	3,443
	Banner Corporation	107,130	4,088
	Boston Private Financial Holdings, Inc.	386,638	4,292
	CNO Financial Group, Inc.	328,815	4,735
	CoBiz Financial, Inc.	363,935	3,516
	Coresite Realty Corporation	77,155	2,619
*	Eagle Bancorp, Inc.	149,560	4,231
	East West Bancorp, Inc.	134,625	4,301
	EastGroup Properties, Inc.	65,490	3,878
	Education Realty Trust, Inc.	350,970	3,194
*	Forest City Enterprises, Inc.	156,915	2,972
*	Forestar Group, Inc.	83,995	1,808
	FXCM, Inc.	169,973	3,357
	Glacier Bancorp, Inc.	179,720	4,441
	Highwoods Properties, Inc.	69,595	2,457
	LaSalle Hotel Properties	98,855	2,819
	Old National Bancorp	307,791	4,371
	PacWest Bancorp	102,878	3,535
	Pebblebrook Hotel Trust	152,089	4,366
	Post Properties, Inc.	48,805	2,197
	ProAssurance Corporation	21,376	963
	Prosperity Bancshares, Inc.	75,785	4,687
	Radian Group, Inc.	276,095	3,846
*	Safeguard Scientifics, Inc.	234,651	3,682
	Selective Insurance Group, Inc.	158,805	3,891
	Susquehanna Bancshares, Inc.	243,060	3,050
	The Hanover Insurance Group, Inc.	76,760	4,246
*	Western Alliance Bancorp	218,690	4,140
	WSFS Financial Corporation	57,735	3,478
			112,636
	Industrials—14.5%
	Actuant Corporation	116,523	4,526
	Barnes Group, Inc.	73,830	2,578
	CIRCOR International, Inc.	72,720	4,522
	Curtiss-Wright Corporation	53,890	2,530
	EMCOR Group, Inc.	120,276	4,706
*	FTI Consulting, Inc.	70,103	2,650
	G&K Services, Inc.	92,168	5,566
	Generac Holdings, Inc.	86,275	3,679
	Interface, Inc.	179,929	3,570
	Kadant, Inc.	94,264	3,166
*	Moog, Inc.	92,609	5,433
*	Northwest Pipe Co.	98,135	3,227
	Simpson Manufacturing Co., Inc.	120,225	3,916
			50,069

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—11.7%
*	Big Lots, Inc.	92,270	$3,422
	Core-Mark Holding Co., Inc.	34,210	2,273
	Dana Holding Corporation	178,090	4,068
*	Genesco, Inc.	47,765	3,132
*	Krispy Kreme Doughnuts, Inc.	243,736	4,714
*	Life Time Fitness, Inc.	80,475	4,142
	Meredith Corporation	75,070	3,575
	Pier 1 Imports, Inc.	148,635	2,901
*	The Children’s Place Retail Stores, Inc.	59,170	3,424
	The Men’s Wearhouse, Inc.	94,395	3,214
*	The PEP Boys-Manny, Moe & Jack	207,935	2,593
	Vail Resorts, Inc.	41,835	2,902
			40,360
	Information Technology—11.5%
*	Acxiom Corporation	166,950	4,740
	ADTRAN, Inc.	154,710	4,121
*	Atmel Corporation	444,805	3,309
	Belden, Inc.	62,815	4,023
*	Cadence Design Systems, Inc.	309,070	4,172
	Earthlink, Inc.	578,910	2,866
*	Genpact, Ltd.†	173,530	3,276
*	Inphi Corporation	196,571	2,640
*	Integrated Device Technology, Inc.	287,852	2,712
*	IntraLinks Holdings, Inc.	259,740	2,286
*	PTC, Inc.	123,940	3,524
*	Ultra Clean Holdings	259,612	1,794
			39,463
	Energy—7.5%
*	Bonanza Creek Energy, Inc.	53,440	2,579
*	Exterran Holdings, Inc.	82,495	2,274
	Gulfmark Offshore, Inc.	74,874	3,810
*	Gulfport Energy Corporation	51,115	3,289
*	Helix Energy Solutions Group, Inc.	159,910	4,057
*	Oasis Petroleum, Inc.	61,255	3,010
*	Rosetta Resources, Inc.	52,260	2,846
*	TETRA Technologies, Inc.	306,855	3,845
			25,710
	Utilities—6.2%
	ALLETE, Inc.	73,180	3,535
	Cleco Corporation	77,415	3,471
	PNM Resources, Inc.	156,850	3,549
	Southwest Gas Corporation	72,135	3,607
	UIL Holdings Corporation	94,485	3,513
	WGL Holdings, Inc.	83,540	3,568
			21,243
	Materials—5.9%
	Minerals Technologies, Inc.	84,775	4,185

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
	PolyOne Corporation	173,335	$5,323
*	RTI International Metals, Inc.	106,605	3,416
	Sensient Technologies Corporation	85,625	4,101
	Silgan Holdings, Inc.	69,490	3,266
			20,291
	Health Care—5.1%
	CONMED Corporation	93,835	3,190
*	Greatbatch, Inc.	108,235	3,683
	HealthSouth Corporation	109,085	3,761
*	Magellan Health Services, Inc.	44,050	2,641
*	Mednax, Inc.	41,638	4,181
			17,456
	Consumer Staples—3.0%
*	Darling International, Inc.	166,230	3,518
	J&J Snack Foods Corporation	40,077	3,235
	Spartan Stores, Inc.	160,159	3,533
			10,286
	Total Common Stocks—98.2% (cost $260,748)		337,514
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10//1/13, repurchase price $11,921, collateralized by U.S. Treasury Note, 0.375%, due 1/15/16	$11,921	11,921
	Total Repurchase Agreement—3.5% (cost $11,921)		11,921
	Total Investments—101.7% (cost $272,669)		349,435
	Liabilities, plus cash and other assets—(1.7)%		(5,896)
	Net assets—100.0%		$343,539

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—46.6%
	Canada—2.5%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	37,417	$1,400
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	56,000	2,002
			3,402
	United States—44.1%
*	Affiliated Managers Group, Inc. (Capital markets)	11,281	2,060
	American Express Co. (Consumer finance)	36,685	2,770
*	Citrix Systems, Inc. (Software)	22,775	1,608
	Colgate-Palmolive Co. (Household products)	22,682	1,345
	Costco Wholesale Corporation (Food & staples retailing)	20,638	2,376
	Covidien plc (Health care equipment & supplies)†	31,771	1,936
*	Discovery Communications, Inc. Class “A” (Media)	29,898	2,524
*	Express Scripts Holding Co. (Health care providers & services)	34,491	2,131
	Fortune Brands Home & Security, Inc. (Building products)	57,795	2,406
*	Green Mountain Coffee Roasters, Inc. (Food products)	20,725	1,561
	Harley-Davidson, Inc. (Automobiles)	39,336	2,527
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	16,395	1,634
	Invesco, Ltd. (Capital markets)†	55,080	1,757
*	Jacobs Engineering Group, Inc. (Construction & engineering)	32,373	1,883
	JPMorgan Chase & Co. (Diversified financial services)	60,574	3,131
	Mastercard, Inc. Class “A” (IT services)	4,437	2,985
*	O’Reilly Automotive, Inc. (Specialty retail)	14,280	1,822
*	Old Dominion Freight Line, Inc. (Road & rail)	21,768	1,001
*	priceline.com, Inc. (Internet & catalog retail)	2,827	2,858
	QUALCOMM, Inc. (Communications equipment)	31,946	2,152
	Schlumberger, Ltd. (Energy equipment & services)†	36,938	3,264
*	SolarWinds, Inc. (Software)	28,226	990
	Starbucks Corporation (Hotels, restaurants & leisure)	22,077	1,699
	The Home Depot, Inc. (Specialty retail)	34,714	2,633
	The Toro Co. (Machinery)	18,087	983
	The Walt Disney Co. (Media)	40,550	2,615
	Union Pacific Corporation (Road & rail)	17,476	2,715
	Williams-Sonoma, Inc. (Specialty retail)	40,314	2,266
			59,632
	Europe, Mid-East—20.0%
	Denmark—1.0%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	8,054	1,367
	France—5.2%
	BNP Paribas S.A. (Commercial banks)	43,059	2,912
	Christian Dior S.A. (Textiles, apparel & luxury goods)	12,146	2,382
	Technip S.A. (Energy equipment & services)	14,527	1,706
			7,000
	Germany—2.3%
	Bayerische Motoren Werke AG (Automobiles)	22,694	2,440

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—20.0%—(continued)
	Germany—2.3%—(continued)
	MTU Aero Engines AG (Aerospace & defense)	7,643	$714
			3,154
	Ireland—2.2%
	Accenture plc Class “A” (IT services)†	28,748	2,117
	Paddy Power plc (Hotels, restaurants & leisure)	11,283	904
			3,021
	Israel—1.2%
*	Check Point Software Technologies, Ltd. (Software)†	28,127	1,591
	Sweden—2.0%
	Atlas Copco AB Class “A” (Machinery)	92,470	2,708
	Switzerland—6.1%
	Nestle S.A. (Food products)	18,177	1,272
	Partners Group Holding AG (Capital markets)	7,135	1,749
	Roche Holding AG (Pharmaceuticals)	12,463	3,361
	Syngenta AG (Chemicals)	4,375	1,787
			8,169
	United Kingdom—14.6%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	90,487	1,444
	Ashmore Group plc (Capital markets)	154,141	974
	Babcock International Group plc (Commercial services & supplies)	48,284	935
	BG Group plc (Oil, gas & consumable fuels)	63,004	1,204
	BHP Billiton plc (Metals & mining)	90,383	2,663
	Compass Group plc (Hotels, restaurants & leisure)	174,594	2,403
	Diageo plc (Beverages)	42,186	1,342
	easyJet plc (Airlines)	95,817	1,982
	Experian plc (Professional services)	113,801	2,169
	Hargreaves Lansdown plc (Capital markets)	41,012	650
	Prudential plc (Insurance)	109,804	2,046
*	Rolls-Royce Holdings plc (Aerospace & defense)	110,078	1,982
			19,794
	Japan—8.1%
	Daikin Industries, Ltd. (Building products)	31,400	1,664
	Makita Corporation (Machinery)	33,400	1,937
	ORIX Corporation (Diversified financial services)	138,500	2,247
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	59,500	2,872
	Yahoo! Japan Corporation (Internet software & services)	405,500	2,298
			11,018
	Emerging Asia—5.1%
	India—1.2%
	Tata Motors, Ltd. (Automobiles)	304,595	1,607

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—5.1%—(continued)
Indonesia—0.8%
PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	1,832,000	$1,147
South Korea—1.1%
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,180	1,501
Taiwan—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	157,999	2,680
Asia—1.6%
Hong Kong—1.6%
AIA Group, Ltd. (Insurance)	466,600	2,193
Emerging Latin America—1.2%
Panama—1.2%
Copa Holdings S.A. Class “A” (Airlines)†	11,831	1,641
Emerging Europe, Mid-East, Africa—1.2%
South Africa—0.6%
Bidvest Group, Ltd. (Industrial conglomerates)	31,765	796
Turkey—0.6%
Turkiye Halk Bankasi A.S. (Commercial banks)	103,121	756
Total Common Stocks—98.4% (cost $115,413)		133,177
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $2,110, collateralized by U.S. Treasury Note, 0.375%, due 2/15/16	$2,110	2,110
Total Repurchase Agreement—1.6% (cost $2,110)		2,110
Total Investments—100.0% (cost $117,523)		135,287
Cash and other assets, less liabilities—0.0%		16
Net assets—100.0%		$135,303

ADR = American Depository Receipt

† = U.S. listed foreign security

* Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	21.6%
Financials	21.6%
Industrials	19.2%
Information Technology	14.5%
Health Care	7.8%
Energy	6.1%
Consumer Staples	5.9%
Materials	3.3%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	51.9%
British Pound Sterling	14.9%
Euro	8.3%
Japanese Yen	8.3%
Swiss Franc	6.1%
Swedish Krona	2.0%
Hong Kong Dollar	1.7%
Canadian Dollar	1.5%
Indian Rupee	1.2%
South Korean Won	1.1%
Danish Krone	1.0%
All Other Currencies	2.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

William Blair Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—43.7%
	Canada—1.7%
*	Novadaq Technologies, Inc. (Health care equipment & supplies)†	7,757	$129
	Trilogy Energy Corporation (Oil, gas & consumable fuels)	4,174	119
			248
	United States—42.0%
*	Align Technology, Inc. (Health care equipment & supplies)	3,563	171
*	Astronics Corporation (Aerospace & defense)	3,171	158
*	Atwood Oceanics, Inc. (Energy equipment & services)	1,494	82
*	Cardtronics, Inc. (IT services)	4,169	155
	CBOE Holdings, Inc. (Diversified financial services)	2,769	125
*	CommVault Systems, Inc. (Software)	1,171	103
*	CoStar Group, Inc. (Internet software & services)	606	102
*	Cvent, Inc. (Internet software & services)	3,117	110
*	Cyberonics, Inc. (Health care equipment & supplies)	3,037	154
*	Encore Capital Group, Inc. (Consumer finance)	3,404	156
*	First Cash Financial Services, Inc. (Consumer finance)	1,694	98
*	Franklin Covey Co. (Professional services)	6,928	124
	FXCM, Inc. Class “A” (Capital markets)	9,533	188
*	Gentherm, Inc. (Auto components)	5,930	113
*	Globus Medical, Inc. Class “A” (Health care equipment & supplies)	5,211	91
	Graco, Inc. (Machinery)	1,321	98
	Healthcare Services Group, Inc. (Commercial services & supplies)	5,315	137
	HealthSouth Corporation (Health care providers & services)	4,332	149
	HEICO Corporation (Aerospace & defense)	2,460	167
*	Huron Consulting Group, Inc. (Professional services)	2,710	142
	j2 Global, Inc. (Internet software & services)	3,097	153
	Jones Lang LaSalle, Inc. (Real estate management & development)	1,320	115
*	K12, Inc. (Diversified consumer services)	2,893	89
*	LifeLock, Inc. (Diversified consumer services)	11,107	165
*	Ligand Pharmaceuticals, Inc. Class “B” (Biotechnology)	160	7
*	Middleby Corporation (Machinery)	551	115
	Monotype Imaging Holdings, Inc. (Software)	4,605	132
*	NeuStar, Inc. Class “A” (IT services)	1,538	76
*	Oasis Petroleum, Inc. (Oil, gas & consumable fuels)	3,841	189
*	Old Dominion Freight Line, Inc. (Road & rail)	3,955	182
*	Portfolio Recovery Associates, Inc. (Consumer finance)	2,814	169
	Robert Half International, Inc. (Professional services)	2,481	97
	Rollins, Inc. (Commercial services & supplies)	6,188	164
*	Signature Bank (Commercial banks)	1,930	177
*	Sirona Dental Systems, Inc. (Health care equipment & supplies)	2,102	141
	Six Flags Entertainment Corporation (Hotels, restaurants & leisure)	3,573	121
*	Standard Parking Corporation (Commercial services & supplies)	5,419	146
*	Team Health Holdings, Inc. (Health care providers & services)	3,662	139
	Texas Roadhouse, Inc. (Hotels, restaurants & leisure)	4,834	127
	The Corporate Executive Board Co. (Professional services)	2,129	154
	The Toro Co. (Machinery)	3,360	183
	US Ecology, Inc. (Commercial services & supplies)	5,851	176
	Watsco, Inc. (Trading companies & distributors)	2,010	189

See accompanying Notes to Portfolio of Investments.

William Blair Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—43.7%—(continued)
	United States—42.0%—(continued)
*	WEX, Inc. (IT services)	1,365	$120
			5,949
	United Kingdom—13.1%
	Aveva Group plc (Software)	2,953	124
	AZ Electronic Materials S.A. (Chemicals)	15,935	76
*	BTG plc (Pharmaceuticals)	19,414	121
	Cineworld Group plc (Media)	18,947	117
	Countrywide plc (Real estate management & development)	15,677	133
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	9,662	91
	Howden Joinery Group plc (Specialty retail)	29,165	138
	Keller Group plc (Construction & engineering)	10,779	181
	M&C Saatchi plc (Media)	22,360	112
	Rightmove plc (Media)	3,285	126
	Scapa Group plc (Chemicals)	75,734	113
	Senior plc (Machinery)	29,796	130
	Spirax-Sarco Engineering plc (Machinery)	2,819	138
	Ted Baker plc (Textiles, apparel & luxury goods)	4,630	144
	The Restaurant Group plc (Hotels, restaurants & leisure)	13,230	114
			1,858
	Europe, Mid-East—12.5%
	Belgium—0.9%
	Melexis N.V. (Semiconductors & semiconductor equipment)	4,764	127
	Denmark—1.0%
	GN Store Nord A/S (Health care equipment & supplies)	6,853	144
	France—1.4%
*	GameLoft SE (Software)	19,181	203
	Germany—2.3%
	Aurelius AG (Capital markets)	3,682	119
	Bertrandt AG (Professional services)	769	97
	Wincor Nixdorf AG (Computers & peripherals)	1,782	111
			327
	Israel—0.8%
	Frutarom Industries, Ltd. (Chemicals)	5,755	105
	Italy—1.7%
	Azimut Holding SpA (Capital markets)	5,757	132
	Brembo SpA (Auto components)	4,387	114
			246
	Norway—3.5%
	Borregaard ASA (Chemicals)	38,907	169
	Fred Olsen Energy ASA (Energy equipment & services)	2,963	132
	Opera Software ASA (Internet software & services)	11,062	117

See accompanying Notes to Portfolio of Investments.

William Blair Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—12.5%—(continued)
	Norway—3.5%—(continued)
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	2,660	$78
			496
	Sweden—0.9%
	Axis Communications AB (Communications equipment)	3,767	119
	Japan—10.9%
	ABC-Mart, Inc. (Specialty retail)	2,000	97
	Kakaku.com, Inc. (Internet software & services)	3,900	91
	Meitec Corporation (Professional services)	4,000	115
	MISUMI Group, Inc. (Trading companies & distributors)	3,000	87
	MonotaRO Co., Ltd. (Trading companies & distributors)	3,500	102
	Nihon Kohden Corporation (Health care equipment & supplies)	3,500	143
	Nihon M&A Center, Inc. (Professional services)	1,500	115
	Otsuka Corporation (IT services)	1,000	127
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	2,000	140
	Start Today Co., Ltd. (Internet & catalog retail)	4,100	115
	Sundrug Co., Ltd. (Food & staples retailing)	2,000	100
	TS Tech Co., Ltd. (Auto components)	4,800	189
	United Arrows, Ltd. (Specialty retail)	3,000	126
			1,547
	Emerging Asia—10.2%
	China—2.4%
	Hilong Holding, Ltd. (Energy equipment & services)	174,000	101
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	7,985	120
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	114,000	119
			340
	India—1.5%
	Amara Raja Batteries, Ltd. (Electrical equipment)	30,510	141
	Bayer CropScience, Ltd. (Chemicals)	3,097	77
			218
	Indonesia—0.3%
*	PT Bank Tabungan Pensiunan Nasional Tbk (Commercial banks)	144,000	49
	Malaysia—0.7%
	Silverlake Axis, Ltd. (Software)	164,000	94
	South Korea—0.9%
	Halla Climate Control Corporation (Auto components)	3,280	124
	Taiwan—3.1%
	King Slide Works Co., Ltd. (Machinery)	15,000	131
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	40,000	166

See accompanying Notes to Portfolio of Investments.

William Blair Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—10.2%—(continued)
Taiwan—3.1%—(continued)
Wowprime Corporation (Hotels, restaurants & leisure)	9,000	$141
		438
Thailand—1.3%
LPN Development PCL (Real estate management & development)	120,100	79
Tisco Financial Group PCL (Commercial banks)	85,510	103
		182
Asia—4.0%
Australia—2.4%
carsales.com, Ltd. (Internet software & services)	10,878	116
DuluxGroup, Ltd. (Chemicals)	21,791	107
FlexiGroup, Ltd. (Consumer finance)	29,309	119
		342
New Zealand—1.0%
Ryman Healthcare, Ltd. (Health care providers & services)	24,337	141
Singapore—0.6%
ARA Asset Management Ltd.—144A (Capital markets)	63,000	82
Emerging Europe, Mid-East, Africa—2.3%
Kenya—1.0%
Safaricom, Ltd. (Wireless telecommunication services)	1,484,800	150
South Africa—0.6%
Coronation Fund Managers, Ltd. (Capital markets)	12,610	86
Turkey—0.7%
Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	112,124	99
Emerging Latin America—0.5%
Brazil—0.5%
Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	6,500	71
Total Common Stocks—97.2% (cost $12,198)		13,785
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $192, collateralized by U.S. Treasury Note, 0.375%, due 2/15/16	$192	192
Total Repurchase Agreement—1.4% (cost $192)		192

See accompanying Notes to Portfolio of Investments.

William Blair Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Total Investments—98.6% (cost $12,390)	13,977
Cash and other assets, less liabilities—1.4%	198
Net assets—100.0%	$14,175

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

William Blair Global Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	25.3%
Information Technology	18.7%
Consumer Discretionary	17.1%
Financials	15.2%
Health Care	12.1%
Energy	5.1%
Materials	4.7%
Telecommunication Services	1.1%
Consumer Staples	0.7%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	45.0%
British Pound Sterling	13.5%
Japanese Yen	11.2%
Euro	6.5%
Norwegian Krone	3.6%
New Taiwan Dollar	3.2%
Australian Dollar	2.5%
Hong Kong Dollar	1.6%
Indian Rupee	1.6%
Thai Baht	1.3%
Singapore Dollar	1.3%
Kenyan Shilling	1.1%
Danish Krone	1.0%
New Zealand Dollar	1.0%
All Other Currencies	5.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—33.1%
	Denmark—2.7%
	Coloplast A/S Class “B” (Health care equipment & supplies)	17,236	$981
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	4,909	834
			1,815
	Finland—1.7%
	Sampo Class “A” (Insurance)	26,940	1,157
	France—8.9%
	BNP Paribas S.A. (Commercial banks)	33,334	2,255
	Dassault Systemes S.A. (Software)	9,774	1,305
	Publicis Groupe S.A. (Media)	15,263	1,214
	Technip S.A. (Energy equipment & services)	9,710	1,140
			5,914
	Germany—4.2%
	Bayerische Motoren Werke AG (Automobiles)	15,210	1,635
	Brenntag AG (Trading companies & distributors)	5,209	867
	Rational AG (Machinery)	1,074	321
			2,823
	Ireland—1.5%
	Ryanair Holdings plc—ADR (Airlines)	19,593	975
	Israel—1.5%
*	Check Point Software Technologies, Ltd. (Software)†	17,664	999
	Norway—2.0%
	Telenor ASA (Diversified telecommunication services)	32,474	742
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	19,112	563
			1,305
	Spain—2.0%
	Inditex S.A. (Specialty retail)	8,743	1,347
	Switzerland—8.6%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	15,547	1,557
	Geberit AG (Building products)	3,883	1,048
	Partners Group Holding AG (Capital markets)	4,265	1,046
	Roche Holding AG (Pharmaceuticals)	7,574	2,043
			5,694
	United Kingdom—22.7%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	44,376	708
	Babcock International Group plc (Commercial services & supplies)	47,786	925
	Berkeley Group Holdings plc (Household durables)	28,358	951
	BG Group plc (Oil, gas & consumable fuels)	44,481	850
	Compass Group plc (Hotels, restaurants & leisure)	122,159	1,681
	Diageo plc (Beverages)	31,919	1,016
	Experian plc (Professional services)	34,957	666
	HSBC Holdings plc (Commercial banks)	129,200	1,405

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—22.7%—(continued)
	IMI plc (Machinery)	35,480	$836
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	36,070	1,052
	John Wood Group plc (Energy equipment & services)	17,644	229
	Johnson Matthey plc (Chemicals)	25,255	1,148
	Meggitt plc (Aerospace & defense)	125,974	1,120
*	Rolls-Royce Holdings plc (Aerospace & defense)	42,683	769
	St James’s Place plc (Insurance)	94,527	941
	Tullow Oil plc (Oil, gas & consumable fuels)	47,356	785
			15,082
	Japan—20.9%
	Astellas Pharma, Inc. (Pharmaceuticals)	12,600	641
	Daikin Industries, Ltd. (Building products)	21,700	1,150
	Denso Corporation (Auto components)	27,800	1,295
	Fuji Heavy Industries, Ltd. (Automobiles)	50,959	1,405
	Keyence Corporation (Electronic equipment, instruments & components)	3,400	1,289
	Lawson, Inc. (Food & staples retailing)	11,800	923
	ORIX Corporation (Diversified financial services)	112,000	1,817
	Secom Co., Ltd. (Commercial services & supplies)	21,200	1,324
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	15,100	922
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	35,100	1,694
	Yahoo! Japan Corporation (Internet software & services)	259,900	1,473
			13,933
	Asia—6.0%
	Australia—1.9%
	CSL, Ltd. (Biotechnology)	21,808	1,302
	Hong Kong—4.1%
	AIA Group, Ltd. (Insurance)	423,000	1,988
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	213,600	715
			2,703
	Emerging Asia—6.0%
	China—2.1%
	Tencent Holdings, Ltd. (Internet software & services)	27,300	1,432
	India—1.4%
	Tata Motors, Ltd.—ADR (Automobiles)	34,700	924
	Indonesia—1.1%
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	1,128,500	706
	South Korea—1.4%
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	722	918
	Emerging Europe, Mid-East, Africa—5.1%
	Kenya—0.6%
	Safaricom, Ltd. (Wireless telecommunication services)	3,590,500	361

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—5.1%—(continued)
	South Africa—3.7%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	25,132	$658
	Bidvest Group, Ltd. (Industrial conglomerates)	33,322	835
	Discovery, Ltd. (Insurance)	118,451	957
			2,450
	Turkey—0.8%
	Turkiye Halk Bankasi A.S. (Commercial banks)	74,832	548
	Canada—1.9%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	34,240	1,281
	Emerging Latin America—1.3%
	Mexico—1.3%
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	9,012	875
	Total Common Stocks—97.0% (cost $58,435)		64,544
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $2,571, collateralized by U.S. Treasury Note, 0.375%, due 2/15/16	$2,571	2,571
	Total Repurchase Agreement—3.8% (cost $2,571)		2,571
	Total Investments—100.8% (cost $61,006)		67,115
	Liabilities, plus cash and other assets—(0.8)%		(549)
	Net assets—100.0%		$66,566

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.5%
Consumer Discretionary	21.3%
Industrials	16.8%
Information Technology	12.6%
Health Care	10.0%
Energy	5.5%
Consumer Staples	4.4%
Materials	3.2%
Telecommunication Services	1.7%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

Japanese Yen	21.6%
British Pound Sterling	21.2%
Euro	17.4%
Swiss Franc	8.8%
Hong Kong Dollar	8.6%
U.S. Dollar	7.9%
South African Rand	3.8%
Danish Krone	2.8%
Norwegian Krone	2.0%
Australian Dollar	2.0%
South Korean Won	1.4%
Indonesian Rupiah	1.1%
All Other Currencies	1.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—33.3%
	Belgium—1.2%
	UCB S.A. (Pharmaceuticals)	15,178	$924
	Denmark—1.7%
	Coloplast A/S Class “B” (Health care equipment & supplies)	11,423	650
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	4,023	683
			1,333
	France—10.9%
	BNP Paribas S.A. (Commercial banks)	11,612	786
	Cap Gemini S.A. (IT services)	8,348	497
	Christian Dior S.A. (Textiles, apparel & luxury goods)	4,493	881
	Dassault Systemes S.A. (Software)	5,424	724
	Essilor International S.A. (Health care equipment & supplies)	5,383	579
	L’Oreal S.A. (Personal products)	3,950	678
	Publicis Groupe S.A. (Media)	15,069	1,199
	Sanofi (Pharmaceuticals)	11,408	1,157
	Technip S.A. (Energy equipment & services)	9,290	1,091
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	3,387	840
			8,432
	Germany—4.7%
	BASF SE (Chemicals)	14,367	1,378
	Bayer AG (Pharmaceuticals)	12,790	1,508
	MTU Aero Engines AG (Aerospace & defense)	8,465	791
			3,677
	Ireland—2.1%
	Ryanair Holdings plc—ADR (Airlines)	13,473	670
	Shire plc (Pharmaceuticals)	24,772	994
			1,664
	Netherlands—0.8%
	Koninklijke Philips N.V. (Industrial conglomerates)	18,291	590
	Norway—1.5%
	Telenor ASA (Diversified telecommunication services)	50,248	1,148
	Spain—0.9%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	4,636	60
	Inditex S.A. (Specialty retail)	4,156	640
			700
	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	37,778	1,106
	Switzerland—8.1%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	11,600	1,162
*	Credit Suisse Group AG (Capital markets)	43,099	1,316
	Geberit AG (Building products)	2,239	605
	Nestle S.A. (Food products)	12,109	847

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—33.3%—(continued)
	Switzerland—8.1%—(continued)
	Roche Holding AG (Pharmaceuticals)	4,874	$1,314
	Syngenta AG (Chemicals)	2,428	992
			6,236
	United Kingdom—27.1%
	Antofagasta plc (Metals & mining)	75,139	996
	ARM Holdings plc (Semiconductors & semiconductor equipment)	56,390	900
	Babcock International Group plc (Commercial services & supplies)	51,034	988
	BG Group plc (Oil, gas & consumable fuels)	32,665	624
	Capita plc (Professional services)	61,067	985
	Compass Group plc (Hotels, restaurants & leisure)	154,705	2,129
	Diageo plc (Beverages)	47,940	1,525
	Experian plc (Professional services)	33,979	647
	HSBC Holdings plc (Commercial banks)	111,140	1,204
	IMI plc (Machinery)	52,685	1,241
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	25,382	740
*	Lloyds Banking Group plc (Commercial banks)	878,617	1,047
	Next plc (Multiline retail)	7,492	626
	Prudential plc (Insurance)	64,567	1,203
	Reckitt Benckiser Group plc (Household products)	8,001	585
	Regus plc (Commercial services & supplies)	204,881	604
*	Rolls-Royce Holdings plc (Aerospace & defense)	50,389	907
	St James’s Place plc (Insurance)	99,403	990
	Standard Life plc (Insurance)	176,295	986
	Tullow Oil plc (Oil, gas & consumable fuels)	56,222	932
	Wolseley plc (Trading companies & distributors)	21,447	1,110
			20,969
	Japan—19.5%
	Astellas Pharma, Inc. (Pharmaceuticals)	16,700	850
	Daikin Industries, Ltd. (Building products)	23,700	1,256
	Denso Corporation (Auto components)	21,600	1,006
	Fuji Heavy Industries, Ltd. (Automobiles)	32,000	882
	Hoya Corporation (Electronic equipment, instruments & components)	35,900	847
	IT Holdings Corporation (IT services)	37,600	474
	Japan Exchange Group, Inc. (Diversified financial services)	28,500	630
	Keyence Corporation (Electronic equipment, instruments & components)	2,200	834
	Nihon M&A Center, Inc. (Professional services)	7,100	543
	ORIX Corporation (Diversified financial services)	69,900	1,134
	Otsuka Corporation (IT services)	8,200	1,045
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	31,700	1,530
	Sumitomo Mitsui Trust Holdings, Inc. (Commercial banks)	184,000	908
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	14,000	663
	Suruga Bank, Ltd. (Commercial banks)	22,000	378
	Trend Micro, Inc. (Software)	27,700	1,030
	Yahoo! Japan Corporation (Internet software & services)	197,300	1,118
			15,128

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—10.3%
China—2.0%
China Oilfield Services, Ltd. (Energy equipment & services)	236,000	$592
CNOOC, Ltd. (Oil, gas & consumable fuels)	462,000	940
		1,532
India—0.9%
Tata Consultancy Services, Ltd. (IT services)	22,255	683
Papua New Guinea—0.7%
Oil Search, Ltd. (Oil, gas & consumable fuels)	69,230	555
South Korea—1.5%
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	904	1,150
Taiwan—4.0%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	22,000	741
MediaTek, Inc. (Semiconductors & semiconductor equipment)	74,000	915
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	107,000	443
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	59,259	1,005
		3,104
Thailand—1.2%
Kasikornbank PCL (Commercial banks)	162,300	916
Asia—3.1%
Hong Kong—2.3%
AIA Group, Ltd. (Insurance)	384,600	1,807
Singapore—0.8%
Keppel REIT (Real estate investment trusts (REITs))	623,800	612
Canada—2.0%
Canadian National Railway Co. (Road & rail)†	10,379	1,052
CI Financial Corporation (Capital markets)	16,742	506
		1,558
Emerging Latin America—1.8%
Mexico—1.0%
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	8,094	786
Panama—0.8%
Copa Holdings S.A. Class “A” (Airlines)†	4,312	598
Emerging Europe, Mid-East, Africa—1.4%
South Africa—1.4%
FirstRand, Ltd. (Diversified financial services)	314,198	1,049

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—98.5% (cost $62,187)		76,257
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $559, collateralized by U.S. Treasury Note, 0.375%, due 2/15/16	$559	$559
Total Repurchase Agreement—0.7% (cost $559)		559
Total Investments—99.2% (cost $62,746)		76,816
Cash and other assets, less liabilities—0.8%		627
Net assets—100.0%		$77,443

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.2%
Industrials	18.0%
Information Technology	16.3%
Consumer Discretionary	12.2%
Health Care	11.4%
Energy	6.2%
Consumer Staples	5.8%
Materials	4.4%
Telecommunication Services	1.5%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	28.8%
Japanese Yen	19.8%
Euro	18.8%
Swiss Franc	8.2%
U.S. Dollar	5.4%
Hong Kong Dollar	4.4%
New Taiwan Dollar	2.8%
Danish Krone	1.7%
South Korean Won	1.5%
Norwegian Krone	1.5%
Swedish Krona	1.4%
South African Rand	1.4%
Thai Baht	1.2%
All Other Currencies	3.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—33.1%
	Belgium—1.2%
	UCB S.A. (Pharmaceuticals)	19,140	$1,165
	Denmark—1.7%
	Coloplast A/S Class “B” (Health care equipment & supplies)	14,405	820
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	5,068	861
			1,681
	France—10.9%
	BNP Paribas S.A. (Commercial banks)	14,643	990
	Cap Gemini S.A. (IT services)	10,521	626
	Christian Dior S.A. (Textiles, apparel & luxury goods)	5,666	1,111
	Dassault Systemes S.A. (Software)	6,840	913
	Essilor International S.A. (Health care equipment & supplies)	6,795	731
	L’Oreal S.A. (Personal products)	4,981	855
	Publicis Groupe S.A. (Media)	19,002	1,512
	Sanofi (Pharmaceuticals)	14,398	1,460
	Technip S.A. (Energy equipment & services)	11,716	1,376
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	4,295	1,066
			10,640
	Germany—4.7%
	BASF SE (Chemicals)	18,117	1,738
	Bayer AG (Pharmaceuticals)	16,130	1,902
	MTU Aero Engines AG (Aerospace & defense)	10,674	997
			4,637
	Ireland—2.2%
	Ryanair Holdings plc—ADR (Airlines)	16,970	844
	Shire plc (Pharmaceuticals)	31,258	1,254
			2,098
	Netherlands—0.8%
	Koninklijke Philips N.V. (Industrial conglomerates)	23,010	742
	Norway—1.5%
	Telenor ASA (Diversified telecommunication services)	63,364	1,448

	Spain—0.9%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	5,844	75
	Inditex S.A. (Specialty retail)	5,241	808
			883
	Sweden—1.4%
	Atlas Copco AB Class “A” (Machinery)	47,642	1,395
	Switzerland—7.8%
	Cie Financiere Richemont S.A. (Textiles, apparel & luxury goods)	14,594	1,462
*	Credit Suisse Group AG (Capital markets)	54,222	1,656
	Geberit AG (Building products)	2,824	763
	Nestle S.A. (Food products)	12,267	858

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—33.1%—(continued)
	Switzerland—7.8%—(continued)
	Roche Holding AG (Pharmaceuticals)	6,146	$1,657
	Syngenta AG (Chemicals)	3,055	1,248
			7,644
	United Kingdom—27.3%
	Antofagasta plc (Metals & mining)	94,568	1,253
	ARM Holdings plc (Semiconductors & semiconductor equipment)	70,958	1,133
	Babcock International Group plc (Commercial services & supplies)	64,359	1,246
	BG Group plc (Oil, gas & consumable fuels)	41,217	788
	Capita plc (Professional services)	76,744	1,237
	Compass Group plc (Hotels, restaurants & leisure)	194,552	2,677
	Diageo plc (Beverages)	60,456	1,923
	Experian plc (Professional services)	58,618	1,117
	HSBC Holdings plc (Commercial banks)	139,863	1,516
	IMI plc (Machinery)	66,441	1,565
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	32,009	934
*	Lloyds Banking Group plc (Commercial banks)	1,105,385	1,317
	Next plc (Multiline retail)	9,449	789
	Prudential plc (Insurance)	81,424	1,517
	Reckitt Benckiser Group plc (Household products)	10,090	738
	Regus plc (Commercial services & supplies)	258,421	761
*	Rolls-Royce Holdings plc (Aerospace & defense)	63,580	1,145
	St James’s Place plc (Insurance)	125,278	1,247
	Standard Life plc (Insurance)	221,796	1,240
	Tullow Oil plc (Oil, gas & consumable fuels)	70,922	1,176
	Wolseley plc (Trading companies & distributors)	27,047	1,400
			26,719
	Japan—19.5%
	Astellas Pharma, Inc. (Pharmaceuticals)	21,100	1,073
	Daikin Industries, Ltd. (Building products)	29,800	1,579
	Denso Corporation (Auto components)	27,300	1,272
	Fuji Heavy Industries, Ltd. (Automobiles)	39,000	1,075
	Hoya Corporation (Electronic equipment, instruments & components)	45,300	1,069
	IT Holdings Corporation (IT services)	47,500	599
	Japan Exchange Group, Inc. (Diversified financial services)	36,500	807
	Keyence Corporation (Electronic equipment, instruments & components)	2,800	1,061
	Nihon M&A Center, Inc. (Professional services)	9,000	688
	ORIX Corporation (Diversified financial services)	88,200	1,431
	Otsuka Corporation (IT services)	10,300	1,312
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	39,900	1,926
	Sumitomo Mitsui Trust Holdings, Inc. (Commercial banks)	232,000	1,145
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	17,000	805
	Suruga Bank, Ltd. (Commercial banks)	28,000	481
	Trend Micro, Inc. (Software)	34,900	1,298
	Yahoo! Japan Corporation (Internet software & services)	248,300	1,407
			19,028

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—10.1%
China—2.0%
China Oilfield Services, Ltd. (Energy equipment & services)	296,000	$743
CNOOC, Ltd. (Oil, gas & consumable fuels)	583,000	1,186
		1,929
India—0.9%
Tata Consultancy Services, Ltd. (IT services)	28,060	862
Papua New Guinea—0.7%
Oil Search, Ltd. (Oil, gas & consumable fuels)	87,305	700
South Korea—1.3%
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,036	1,318
Taiwan—4.0%
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	28,000	942
MediaTek, Inc. (Semiconductors & semiconductor equipment)	95,000	1,174
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	134,000	555
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	74,684	1,267
		3,938
Thailand—1.2%
Kasikornbank PCL (Commercial banks)	204,200	1,152
Asia—3.1%
Hong Kong—2.3%
AIA Group, Ltd. (Insurance)	485,200	2,281
Singapore—0.8%
Keppel REIT (Real estate investment trusts (REITs))	786,600	771
Canada—1.9%
Canadian National Railway Co. (Road & rail)†	12,137	1,230
CI Financial Corporation (Capital markets)	21,115	639
		1,869
Emerging Latin America—1.8%
Mexico—1.0%
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	10,206	991
Panama—0.8%
Copa Holdings S.A. Class “A” (Airlines)†	5,432	753
Emerging Europe, Mid-East, Africa—1.4%
South Africa—1.4%
FirstRand, Ltd. (Diversified financial services)	396,230	1,322

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—98.2% (cost $77,705)		95,966
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $763, collateralized by U.S. Treasury Note, 0.375%, due 2/15/16	$763	$763
Total Repurchase Agreement—0.8% (cost $763)		763
Total Investments—99.0% (cost $78,468)		96,729
Cash and other assets, less liabilities—1.0%		956
Net assets—100.0%		$97,685

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.3%
Industrials	18.2%
Information Technology	16.2%
Consumer Discretionary	12.2%
Health Care	11.4%
Energy	6.2%
Consumer Staples	5.6%
Materials	4.4%
Telecommunication Services	1.5%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	29.1%
Japanese Yen	19.8%
Euro	18.8%
Swiss Franc	8.0%
U.S. Dollar	5.3%
Hong Kong Dollar	4.4%
New Taiwan Dollar	2.8%
Danish Krone	1.7%
Norwegian Krone	1.5%
Swedish Krona	1.5%
South African Rand	1.4%
South Korean Won	1.4%
Thai Baht	1.2%
All Other Currencies	3.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.4%
	Belgium—0.6%
	Colruyt S.A. (Food & staples retailing)	424,890	$23,587
	Denmark—0.7%
	GN Store Nord A/S (Health care equipment & supplies)	1,020,775	21,478
	SimCorp A/S (Software)	266,408	8,964
			30,442
	Finland—1.2%
	Nokian Renkaat Oyj (Auto components)	88,128	4,476
	Sampo Class “A” (Insurance)	1,005,088	43,185
			47,661
	France—7.8%
	AXA S.A. (Insurance)	3,842,047	89,011
	BNP Paribas S.A. (Commercial banks)	1,059,758	71,685
	Cap Gemini S.A. (IT services)	373,053	22,191
	Cie de St-Gobain (Building products)	375,703	18,605
	Hermes International (Textiles, apparel & luxury goods)	42,158	15,177
	Publicis Groupe S.A. (Media)	465,108	37,011
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	169,807	42,131
	Vinci S.A. (Construction & engineering)	247,819	14,406
	Zodiac Aerospace (Aerospace & defense)	66,551	10,592
			320,809
	Germany—5.4%
	Bayer AG (Pharmaceuticals)	218,186	25,727
	Bayerische Motoren Werke AG (Automobiles)	666,468	71,653
	Bertrandt AG (Professional services)	52,933	6,664
	Brenntag AG (Trading companies & distributors)	103,146	17,170
	Continental AG (Auto components)	123,579	20,948
	Deutsche Wohnen AG (Real estate management & development)	891,132	15,944
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	2,071,736	20,726
	ProSiebenSat.1 Media AG (Media)	616,581	26,192
	Wincor Nixdorf AG (Computers & peripherals)	158,046	9,870
	Wirecard AG (IT services)	185,070	6,331
			221,225
	Italy—2.1%
*	Autogrill SpA (Hotels, restaurants & leisure)	379,769	6,674
	Azimut Holding SpA (Capital markets)	649,778	14,847
	Banca Generali SpA (Capital markets)	422,516	9,546
	Brembo SpA (Auto components)	182,149	4,746
	Intesa Sanpaolo SpA (Commercial banks)	19,286,353	39,790
	Tod’s SpA (Textiles, apparel & luxury goods)	53,643	10,058
			85,661
	Luxembourg—0.2%
	Eurofins Scientific (Life sciences tools & services)	35,578	8,967

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.4%—(continued)
	Norway—2.1%
*	Algeta ASA (Biotechnology)	120,884	$4,664
	Fred Olsen Energy ASA (Energy equipment & services)	243,827	10,827
	Prosafe SE (Energy equipment & services)	587,443	4,689
	Telenor ASA (Diversified telecommunication services)	2,244,303	51,281
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	564,155	16,606
			88,067
	Spain—1.5%
	Bankinter S.A. (Commercial banks)	899,640	4,840
	Inditex S.A. (Specialty retail)	93,422	14,395
	Repsol S.A. (Oil, gas & consumable fuels)	1,697,420	42,081
			61,316
	Sweden—1.8%
	Atlas Copco AB Class “A” (Machinery)	1,782,091	52,187
	Hexpol AB (Chemicals)	163,742	11,567
	Intrum Justitia AB (Commercial services & supplies)	216,384	5,791
	JM AB (Household durables)	93,980	2,735
			72,280
	Switzerland—6.0%
	Burckhardt Compression Holding AG (Machinery)	13,750	5,420
*	Credit Suisse Group AG (Capital markets)	2,602,774	79,492
	Geberit AG (Building products)	55,231	14,914
*	Glencore Xstrata plc (Metals & mining)	7,352,423	40,077
	Partners Group Holding AG (Capital markets)	85,205	20,888
	Roche Holding AG (Pharmaceuticals)	308,143	83,105
			243,896
	United Kingdom—26.9%
	Abcam plc (Biotechnology)	1,005,678	8,238
	Aberdeen Asset Management plc (Capital markets)	1,130,703	6,930
	Amlin plc (Insurance)	2,346,401	15,392
	Antofagasta plc (Metals & mining)	773,576	10,250
	ARM Holdings plc (Semiconductors & semiconductor equipment)	527,032	8,413
	Ashmore Group plc (Capital markets)	1,269,898	8,024
	Ashtead Group plc (Trading companies & distributors)	1,474,006	14,687
	Aveva Group plc (Software)	135,873	5,715
	AZ Electronic Materials S.A. (Chemicals)	1,135,268	5,422
	Babcock International Group plc (Commercial services & supplies)	1,864,388	36,098
	Berendsen plc (Commercial services & supplies)	406,597	5,974
	Berkeley Group Holdings plc (Household durables)	865,937	29,047
	BG Group plc (Oil, gas & consumable fuels)	657,855	12,572
	Big Yellow Group plc (Real estate investment trusts (REITs))	936,648	6,672
	BT Group plc (Diversified telecommunication services)	9,336,718	51,755
*	BTG plc (Pharmaceuticals)	719,518	4,464
	Bunzl plc (Trading companies & distributors)	1,178,156	25,520
	Capita plc (Professional services)	2,110,011	34,022
	Compass Group plc (Hotels, restaurants & leisure)	2,926,123	40,265

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—26.9%—(continued)
	Countrywide plc (Real estate management & development)	669,523	$5,690
	Daily Mail & General Trust plc Class “A” (Media)	1,900,762	23,448
	Derwent London plc (Real estate investment trusts (REITs))	221,406	8,491
	Diageo plc (Beverages)	1,563,529	49,738
	Dunelm Group plc (Specialty retail)	847,984	12,685
	easyJet plc (Airlines)	1,203,267	24,895
	Elementis plc (Chemicals)	2,167,667	8,412
	Experian plc (Professional services)	1,243,348	23,691
	GlaxoSmithKline plc (Pharmaceuticals)	1,869,819	47,146
	Halma plc (Electronic equipment, instruments & components)	1,348,241	12,365
	Hargreaves Lansdown plc (Capital markets)	471,449	7,476
	Hiscox, Ltd. (Insurance)	1,085,482	11,396
	Howden Joinery Group plc (Specialty retail)	2,147,671	10,135
	IG Group Holdings plc (Diversified financial services)	1,263,705	11,845
	IMI plc (Machinery)	1,331,651	31,367
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	1,323,641	38,614
	International Personal Finance plc (Consumer finance)	241,322	2,385
	ITV plc (Media)	18,706,428	53,088
	John Wood Group plc (Energy equipment & services)	649,797	8,437
	Jupiter Fund Management plc (Capital markets)	1,687,309	10,025
	Keller Group plc (Construction & engineering)	364,972	6,139
	Lancashire Holdings, Ltd. (Insurance)	1,067,924	13,278
*	Lloyds Banking Group plc (Commercial banks)	27,916,001	33,253
	Meggitt plc (Aerospace & defense)	2,886,290	25,653
	Moneysupermarket.com Group plc (Internet software & services)	2,449,087	6,003
*	Nanoco Group plc (Semiconductors & semiconductor equipment)	753,615	2,080
	Next plc (Multiline retail)	244,440	20,419
	Provident Financial plc (Consumer finance)	412,077	11,087
	Prudential plc (Insurance)	4,304,427	80,207
	Reckitt Benckiser Group plc (Household products)	316,497	23,159
	Rightmove plc (Media)	333,007	12,771
*	Rolls-Royce Holdings plc (Aerospace & defense)	2,458,600	44,260
	Rotork plc (Machinery)	281,426	12,424
	Senior plc (Machinery)	1,007,909	4,412
	St James’s Place plc (Insurance)	1,349,557	13,437
	The Restaurant Group plc (Hotels, restaurants & leisure)	434,573	3,743
	Tullow Oil plc (Oil, gas & consumable fuels)	2,353,910	39,022
	William Hill plc (Hotels, restaurants & leisure)	2,819,003	18,392
			1,100,528
	Japan—16.3%
	Astellas Pharma, Inc. (Pharmaceuticals)	384,500	19,559
	Century Tokyo Leasing Corporation (Diversified financial services)	251,200	7,871
	Daikin Industries, Ltd. (Building products)	532,100	28,203
	Daiwa Securities Group, Inc. (Capital markets)	1,565,000	14,011
	Denso Corporation (Auto components)	715,300	33,329
	FamilyMart Co., Ltd. (Food & staples retailing)	279,500	12,071
	Fuji Heavy Industries, Ltd. (Automobiles)	2,777,000	76,562
	ITOCHU Corporation (Trading companies & distributors)	3,380,400	41,337
	Keyence Corporation (Electronic equipment, instruments & components)	59,000	22,359
	Lawson, Inc. (Food & staples retailing)	287,000	22,453

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—16.3%—(continued)
	Makita Corporation (Machinery)	534,800	$31,012
	MISUMI Group, Inc. (Trading companies & distributors)	231,200	6,692
	Nexon Co., Ltd. (Software)	719,700	8,757
	Nihon Kohden Corporation (Health care equipment & supplies)	146,600	5,988
	Nitto Denko Corporation (Chemicals)	309,900	20,146
	ORIX Corporation (Diversified financial services)	4,016,400	65,173
	Otsuka Corporation (IT services)	48,400	6,165
	Park24 Co., Ltd. (Commercial services & supplies)	330,600	5,869
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	88,200	6,182
	Secom Co., Ltd. (Commercial services & supplies)	379,000	23,674
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	303,700	18,538
	Ship Healthcare Holdings, Inc. (Health care providers & services)	196,700	7,654
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,891,800	91,323
	Sundrug Co., Ltd. (Food & staples retailing)	197,200	9,831
	Suruga Bank, Ltd. (Commercial banks)	1,021,000	17,523
	TS Tech Co., Ltd. (Auto components)	159,900	6,279
	Tsuruha Holdings, Inc. (Food & staples retailing)	69,100	6,088
	United Arrows, Ltd. (Specialty retail)	148,800	6,252
	Yahoo! Japan Corporation (Internet software & services)	8,490,500	48,112
			669,013
	Emerging Asia—10.7%
	China—5.4%
	AAC Technologies Holdings, Inc. (Communications equipment)	2,420,000	10,999
	China Merchants Bank Co., Ltd. Class “H” (Commercial banks)	12,525,406	22,803
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	5,838,000	7,113
	China Overseas Land & Investment, Ltd. (Real estate management & development)	11,972,000	35,348
	CNOOC, Ltd. (Oil, gas & consumable fuels)	15,332,000	31,194
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	3,657,000	19,803
	Haier Electronics Group Co., Ltd. (Household durables)	3,618,000	7,044
	Haitian International Holdings, Ltd. (Machinery)	1,561,000	3,583
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	389,074	5,817
	Minth Group, Ltd. (Auto components)	3,274,000	6,543
	NetEase, Inc.—ADR (Internet software & services)	38,827	2,819
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	96,536	8,032
	Sino Biopharmaceutical (Pharmaceuticals)	17,344,000	11,785
	Tencent Holdings, Ltd. (Internet software & services)	833,200	43,702
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	225,614	6,182
			222,767
	India—2.3%
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	695,869	5,902
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	1,051,007	3,592
	HCL Technologies, Ltd. (IT services)	972,361	16,804
	Ipca Laboratories, Ltd. (Pharmaceuticals)	476,626	5,436
	Lupin, Ltd. (Pharmaceuticals)	734,529	10,034
	Oberoi Realty, Ltd. (Real estate management & development)	503,979	1,353
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,799,675	16,988
	Tata Consultancy Services, Ltd. (IT services)	744,552	22,864

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—10.7%—(continued)
India—2.3%—(continued)
Tata Motors, Ltd. (Automobiles)	1,869,358	$9,863
		92,836
South Korea—1.7%
GS Home Shopping, Inc. (Internet & catalog retail)	28,456	6,588
Halla Climate Control Corporation (Auto components)	90,490	3,431
NHN Corporation (Internet software & services)	33,147	17,180
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	15,943	20,280
SK Telecom Co., Ltd. (Wireless telecommunication services)	103,437	21,030
		68,509
Taiwan—1.1%
Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	1,094,660	9,608
St Shine Optical Co., Ltd. (Health care equipment & supplies)	219,000	6,029
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,732,684	29,386
		45,023
Thailand—0.2%
Kasikornbank PCL (Commercial banks)	1,567,100	8,843
Asia—6.2%
Australia—3.0%
carsales.com, Ltd. (Internet software & services)	623,633	6,662
CSL, Ltd. (Biotechnology)	490,429	29,281
DuluxGroup, Ltd. (Chemicals)	1,612,391	7,942
FlexiGroup, Ltd. (Consumer finance)	1,361,890	5,514
REA Group, Ltd. (Media)	184,980	6,521
Super Retail Group, Ltd. (Specialty retail)	369,787	4,478
Telstra Corporation, Ltd. (Diversified telecommunication services)	13,289,537	61,617
		122,015
Hong Kong—2.2%
China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	689
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	12,664,000	5,470
MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	1,896,000	6,344
Sa Sa International Holdings, Ltd. (Specialty retail)	10,124,000	11,422
SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	2,151,500	2,852
Techtronic Industries Co. (Household durables)	6,413,000	16,702
Value Partners Group, Ltd. (Capital markets)	4,913,000	2,977
Wharf Holdings, Ltd. (Real estate management & development)	4,886,000	42,302
		88,758
New Zealand—0.1%
Ryman Healthcare, Ltd. (Health care providers & services)	1,137,072	6,564

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—6.2%—(continued)
	Singapore—0.9%
	Singapore Technologies Engineering, Ltd. (Aerospace & defense)	7,945,000	$26,409
	StarHub, Ltd. (Wireless telecommunication services)	2,663,000	9,106
			35,515
	Emerging Europe, Mid-East, Africa—2.8%
	Kenya—0.1%
	Equity Bank, Ltd. (Commercial banks)	5,266,400	2,072
	Kenya Commercial Bank, Ltd. (Commercial banks)	7,073,700	3,807
			5,879
	Nigeria—0.2%
	Guaranty Trust Bank plc (Commercial banks)	53,444,410	8,318
	Poland—0.2%
	Eurocash S.A. (Food & staples retailing)	447,073	6,889
	Russia—0.3%
	Mail.ru Group, Ltd.—GDR (Internet software & services)	132,730	5,070
*	Yandex N.V. Class “A” (Internet software & services)†	237,689	8,657
			13,727
	South Africa—1.4%
	Bidvest Group, Ltd. (Industrial conglomerates)	706,553	17,712
	Coronation Fund Managers, Ltd. (Capital markets)	678,132	4,633
	FirstRand, Ltd. (Diversified financial services)	5,832,264	19,460
	Naspers, Ltd. (Media)	156,834	14,503
			56,308
	United Arab Emirates—0.6%
	Dragon Oil plc (Oil, gas & consumable fuels)	1,186,392	11,178
	First Gulf Bank PJSC (Commercial banks)	2,885,488	13,002
			24,180
	Emerging Latin America—2.7%
	Brazil—2.1%
	BB Seguridade Participacoes S.A. (Insurance)	2,269,900	22,337
	CCR S.A (Transportation infrastructure)	1,200,700	9,400
	Cia de Bebidas das Americas—ADR (Beverages)	849,836	32,591
	Kroton Educacional S.A. (Diversified consumer services)	863,100	12,271
	Linx S.A. (Software)	335,000	5,630
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	349,500	4,788
			87,017
	Chile—0.4%
	Forus S.A. (Textiles, apparel & luxury goods)	178,516	992
	Parque Arauco S.A. (Real estate management & development)	3,620,026	6,942

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—2.7%—(continued)
Chile—0.4%—(continued)
Sonda S.A. (IT services)	2,248,663	$5,997
		13,931
Mexico—0.2%
Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	1,589,500	9,046
Canada—2.6%
Canadian National Railway Co. (Road & rail)†	475,455	48,197
Canadian Pacific Railway, Ltd. (Road & rail)†	166,145	20,486
CI Financial Corporation (Capital markets)	613,747	18,554
Metro, Inc. (Food & staples retailing)	149,065	9,324
Westjet Airlines, Ltd. (Airlines)	375,980	9,034
		105,595
Total Common Stocks—97.6% (cost $3,317,417)		3,995,172
Affiliated Fund
China—0.6%
William Blair China A-Share Fund, LLC	2,202,200	25,083
Total Affiliated Fund—0.6% (cost $22,022)		25,083
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $55,491, collateralized by FNMA, 0.550%, due 2/26/16, and U.S. Treasury Note, 0.375%, due 2/15/16	$55,491	55,491
Total Repurchase Agreement—1.4% (cost $55,491)		55,491
Total Investments—99.6% (cost $3,394,930)		4,075,746
Cash and other assets, less liabilities—0.4%		16,339
Net assets—100.0%		$4,092,085

ADR = American Depository Receipt

GDR = Global Depository Receipt

*    Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.02% of the Fund’s net assets at September 30, 2013.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.02% of the net assets at September 30, 2013.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2013 the Fund invested in William Blair China A-Share Fund, LLC, an Affiliated Fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Shares Activity Affiliated with China A Shares Fund				Period Ended September 30, 2013
(in thousands)
	Balance			Balance
Security Name	12/31/2012	Purchases	Sales	9/30/2013	Value
William Blair China A-Share Fund, LLC	2,202,200	—	—	2,202,200	25,083
$25,083

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	27.8%
Industrials	18.8%
Consumer Discretionary	18.4%
Information Technology	10.0%
Health Care	8.6%
Telecommunication Services	5.1%
Consumer Staples	5.0%
Energy	3.3%
Materials	3.0%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	28.6%
Euro	19.3%
Japanese Yen	16.7%
Hong Kong Dollar	7.3%
Swiss Franc	5.1%
U.S. Dollar	4.6%
Australian Dollar	3.0%
Indian Rupee	2.3%
Norwegian Krone	2.2%
Swedish Krona	1.8%
South Korean Won	1.7%
South African Rand	1.4%
Brazilian Real	1.4%
All Other Currencies	4.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—29.4%
	Belgium—0.6%
	Colruyt S.A. (Food & staples retailing)	227,401	$12,624
	Denmark—0.7%
	GN Store Nord A/S (Health care equipment & supplies)	546,322	11,495
	SimCorp A/S (Software)	142,582	4,797
			16,292
	Finland—1.2%
	Nokian Renkaat Oyj (Auto components)	47,895	2,432
	Sampo Class “A” (Insurance)	537,924	23,113
			25,545
	France—7.8%
	AXA S.A. (Insurance)	2,056,919	47,654
	BNP Paribas S.A. (Commercial banks)	564,897	38,211
	Cap Gemini S.A. (IT services)	199,933	11,893
	Cie de St-Gobain (Building products)	201,027	9,955
	Hermes International (Textiles, apparel & luxury goods)	22,563	8,123
	Publicis Groupe S.A. (Media)	249,008	19,815
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	90,860	22,543
	Vinci S.A. (Construction & engineering)	132,119	7,680
	Zodiac Aerospace (Aerospace & defense)	35,465	5,645
			171,519
	Germany—5.4%
	Bayer AG (Pharmaceuticals)	116,782	13,770
	Bayerische Motoren Werke AG (Automobiles)	356,696	38,349
	Bertrandt AG (Professional services)	28,329	3,566
	Brenntag AG (Trading companies & distributors)	55,203	9,190
	Continental AG (Auto components)	65,871	11,166
	Deutsche Wohnen AG (Real estate management & development)	476,935	8,533
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	1,108,797	11,093
	ProSiebenSat.1 Media AG (Media)	329,997	14,018
	Wincor Nixdorf AG (Computers & peripherals)	84,588	5,282
	Wirecard AG (IT services)	99,089	3,390
			118,357
	Italy—2.1%
*	Autogrill SpA (Hotels, restaurants & leisure)	203,736	3,580
	Azimut Holding SpA (Capital markets)	347,762	7,946
	Banca Generali SpA (Capital markets)	226,202	5,111
	Brembo SpA (Auto components)	97,487	2,540
	Intesa Sanpaolo SpA (Commercial banks)	10,322,096	21,296
	Tod’s SpA (Textiles, apparel & luxury goods)	28,716	5,384
			45,857
	Luxembourg—0.2%
	Eurofins Scientific (Life sciences tools & services)	19,041	4,799

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—29.4%—(continued)
	Norway—2.2%
*	Algeta ASA (Biotechnology)	64,698	$2,496
	Fred Olsen Energy ASA (Energy equipment & services)	130,166	5,780
	Prosafe SE (Energy equipment & services)	314,400	2,510
	Telenor ASA (Diversified telecommunication services)	1,201,155	27,446
	TGS Nopec Geophysical Co. ASA (Energy equipment & services)	301,936	8,887
			47,119
	Spain—1.5%
	Bankinter S.A. (Commercial banks)	481,490	2,591
	Inditex S.A. (Specialty retail)	49,805	7,674
	Repsol S.A. (Oil, gas & consumable fuels)	908,462	22,522
			32,787
	Sweden—1.8%
	Atlas Copco AB Class “A” (Machinery)	954,077	27,939
	Hexpol AB (Chemicals)	87,636	6,191
	Intrum Justitia AB (Commercial services & supplies)	115,810	3,099
	JM AB (Household durables)	52,615	1,531
			38,760
	Switzerland—5.9%
	Burckhardt Compression Holding AG (Machinery)	7,358	2,900
*	Credit Suisse Group AG (Capital markets)	1,393,449	42,558
	Geberit AG (Building products)	29,558	7,981
*	Glencore Xstrata plc (Metals & mining)	3,774,035	20,572
	Partners Group Holding AG (Capital markets)	45,601	11,179
	Roche Holding AG (Pharmaceuticals)	164,918	44,478
			129,668
	United Kingdom—26.9%
	Abcam plc (Biotechnology)	538,241	4,409
	Aberdeen Asset Management plc (Capital markets)	614,693	3,768
	Amlin plc (Insurance)	1,255,798	8,238
	Antofagasta plc (Metals & mining)	414,019	5,486
	ARM Holdings plc (Semiconductors & semiconductor equipment)	282,069	4,502
	Ashmore Group plc (Capital markets)	679,652	4,294
	Ashtead Group plc (Trading companies & distributors)	788,891	7,861
	Aveva Group plc (Software)	73,037	3,072
	AZ Electronic Materials S.A. (Chemicals)	607,598	2,902
	Babcock International Group plc (Commercial services & supplies)	997,825	19,320
	Berendsen plc (Commercial services & supplies)	217,927	3,202
	Berkeley Group Holdings plc (Household durables)	463,452	15,546
	BG Group plc (Oil, gas & consumable fuels)	352,086	6,729
	Big Yellow Group plc (Real estate investment trusts (REITs))	501,297	3,571
	BT Group plc (Diversified telecommunication services)	4,999,661	27,714
*	BTG plc (Pharmaceuticals)	391,316	2,428
	Bunzl plc (Trading companies & distributors)	631,002	13,668
	Capita plc (Professional services)	1,134,412	18,291
	Compass Group plc (Hotels, restaurants & leisure)	1,566,067	21,550

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—26.9%—(continued)
	Countrywide plc (Real estate management & development)	358,331	$3,045
	Daily Mail & General Trust plc Class “A” (Media)	1,017,291	12,549
	Derwent London plc (Real estate investment trusts (REITs))	118,498	4,545
	Diageo plc (Beverages)	836,804	26,620
	Dunelm Group plc (Specialty retail)	457,357	6,841
	easyJet plc (Airlines)	643,992	13,324
	Elementis plc (Chemicals)	1,160,139	4,502
	Experian plc (Professional services)	665,442	12,680
	GlaxoSmithKline plc (Pharmaceuticals)	1,000,732	25,233
	Halma plc (Electronic equipment, instruments & components)	721,582	6,618
	Hargreaves Lansdown plc (Capital markets)	252,321	4,001
	Hiscox, Ltd. (Insurance)	580,952	6,099
	Howden Joinery Group plc (Specialty retail)	1,149,439	5,424
	IG Group Holdings plc (Diversified financial services)	676,337	6,340
	IMI plc (Machinery)	712,703	16,788
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	708,416	20,666
	International Personal Finance plc (Consumer finance)	131,245	1,297
	ITV plc (Media)	10,011,719	28,413
	John Wood Group plc (Energy equipment & services)	362,593	4,708
	Jupiter Fund Management plc (Capital markets)	903,050	5,365
	Keller Group plc (Construction & engineering)	195,333	3,286
	Lancashire Holdings, Ltd. (Insurance)	571,556	7,106
*	Lloyds Banking Group plc (Commercial banks)	14,879,753	17,725
	Meggitt plc (Aerospace & defense)	1,544,748	13,729
	Moneysupermarket.com Group plc (Internet software & services)	1,291,726	3,166
*	Nanoco Group plc (Semiconductors & semiconductor equipment)	403,337	1,113
	Next plc (Multiline retail)	131,020	10,945
	Provident Financial plc (Consumer finance)	220,545	5,934
	Prudential plc (Insurance)	2,303,738	42,927
	Reckitt Benckiser Group plc (Household products)	169,402	12,396
	Rightmove plc (Media)	181,044	6,943
*	Rolls-Royce Holdings plc (Aerospace & defense)	1,315,848	23,688
	Rotork plc (Machinery)	150,621	6,649
	Senior plc (Machinery)	539,435	2,361
	St James’s Place plc (Insurance)	722,286	7,191
	The Restaurant Group plc (Hotels, restaurants & leisure)	232,583	2,003
	Tullow Oil plc (Oil, gas & consumable fuels)	1,259,819	20,885
	William Hill plc (Hotels, restaurants & leisure)	1,508,737	9,843
			589,499
	Japan—16.4%
	Astellas Pharma, Inc. (Pharmaceuticals)	204,800	10,418
	Century Tokyo Leasing Corporation (Diversified financial services)	134,500	4,214
	Daikin Industries, Ltd. (Building products)	284,200	15,064
	Daiwa Securities Group, Inc. (Capital markets)	833,000	7,458
	Denso Corporation (Auto components)	382,800	17,836
	FamilyMart Co., Ltd. (Food & staples retailing)	149,500	6,456
	Fuji Heavy Industries, Ltd. (Automobiles)	1,486,000	40,969
	ITOCHU Corporation (Trading companies & distributors)	1,809,200	22,124
	Keyence Corporation (Electronic equipment, instruments & components)	31,500	11,937
	Lawson, Inc. (Food & staples retailing)	153,700	12,024

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—16.4%—(continued)
	Makita Corporation (Machinery)	286,300	$16,602
	MISUMI Group, Inc. (Trading companies & distributors)	123,600	3,577
	Nexon Co., Ltd. (Software)	385,200	4,687
	Nihon Kohden Corporation (Health care equipment & supplies)	78,500	3,206
	Nitto Denko Corporation (Chemicals)	165,700	10,772
	ORIX Corporation (Diversified financial services)	2,149,600	34,881
	Otsuka Corporation (IT services)	25,900	3,299
	Park24 Co., Ltd. (Commercial services & supplies)	176,800	3,139
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	48,000	3,365
	Secom Co., Ltd. (Commercial services & supplies)	202,800	12,668
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	162,500	9,919
	Ship Healthcare Holdings, Inc. (Health care providers & services)	105,300	4,098
	Sumitomo Mitsui Financial Group, Inc. (Commercial banks)	1,012,400	48,872
	Sundrug Co., Ltd. (Food & staples retailing)	105,500	5,259
	Suruga Bank, Ltd. (Commercial banks)	546,000	9,371
	TS Tech Co., Ltd. (Auto components)	85,200	3,346
	Tsuruha Holdings, Inc. (Food & staples retailing)	37,000	3,260
	United Arrows, Ltd. (Specialty retail)	79,600	3,344
	Yahoo! Japan Corporation (Internet software & services)	4,633,600	26,257
			358,422
	Emerging Asia—10.7%
	China—5.4%
	AAC Technologies Holdings, Inc. (Communications equipment)	1,296,000	5,890
	China Merchants Bank Co., Ltd. Class “H” (Commercial banks)	6,753,107	12,294
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	3,125,000	3,808
	China Overseas Land & Investment, Ltd. (Real estate management & development)	6,408,000	18,920
	CNOOC, Ltd. (Oil, gas & consumable fuels)	8,231,000	16,747
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	1,949,000	10,554
	Haier Electronics Group Co., Ltd. (Household durables)	1,937,000	3,771
	Haitian International Holdings, Ltd. (Machinery)	853,000	1,958
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	208,233	3,113
	Minth Group, Ltd. (Auto components)	1,754,000	3,505
	NetEase, Inc.—ADR (Internet software & services)	20,903	1,518
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	51,386	4,275
	Sino Biopharmaceutical (Pharmaceuticals)	9,276,000	6,303
	Tencent Holdings, Ltd. (Internet software & services)	446,000	23,393
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	120,750	3,309
			119,358
	India—2.3%
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	378,300	3,209
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	578,413	1,977
	HCL Technologies, Ltd. (IT services)	534,449	9,236
	Ipca Laboratories, Ltd. (Pharmaceuticals)	259,114	2,955
	Lupin, Ltd. (Pharmaceuticals)	393,122	5,370
	Oberoi Realty, Ltd. (Real estate management & development)	280,416	753
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	970,153	9,158
	Tata Consultancy Services, Ltd. (IT services)	398,486	12,237

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—10.7%—(continued)
India—2.3%—(continued)
Tata Motors, Ltd. (Automobiles)	1,020,595	$5,384
		50,279
South Korea—1.7%
GS Home Shopping, Inc. (Internet & catalog retail)	14,964	3,464
Halla Climate Control Corporation (Auto components)	49,400	1,873
NHN Corporation (Internet software & services)	17,740	9,195
Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	8,497	10,808
SK Telecom Co., Ltd. (Wireless telecommunication services)	54,788	11,140
		36,480
Taiwan—1.1%
Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	585,060	5,135
St Shine Optical Co., Ltd. (Health care equipment & supplies)	117,100	3,224
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	923,589	15,664
		24,023
Thailand—0.2%
Kasikornbank PCL (Commercial banks)	846,800	4,778
Asia—6.2%
Australia—3.0%
carsales.com, Ltd. (Internet software & services)	333,769	3,565
CSL, Ltd. (Biotechnology)	262,477	15,671
DuluxGroup, Ltd. (Chemicals)	862,956	4,251
FlexiGroup, Ltd. (Consumer finance)	728,887	2,951
REA Group, Ltd. (Media)	99,024	3,491
Super Retail Group, Ltd. (Specialty retail)	197,910	2,397
Telstra Corporation, Ltd. (Diversified telecommunication services)	7,111,551	32,973
		65,299
Hong Kong—2.2%
China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	352
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified telecommunication services)	6,776,000	2,927
MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	1,015,200	3,397
Sa Sa International Holdings, Ltd. (Specialty retail)	5,416,000	6,110
SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	1,167,000	1,547
Techtronic Industries Co. (Household durables)	3,432,500	8,940
Value Partners Group, Ltd. (Capital markets)	2,672,000	1,619
Wharf Holdings, Ltd. (Real estate management & development)	2,616,000	22,649
		47,541
New Zealand—0.1%
Ryman Healthcare, Ltd. (Health care providers & services)	608,563	3,513

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—6.2%—(continued)
	Singapore—0.9%
	Singapore Technologies Engineering, Ltd. (Aerospace & defense)	4,252,000	$14,133
	StarHub, Ltd. (Wireless telecommunication services)	1,426,000	4,876
			19,009
	Emerging Europe, Mid-East, Africa—2.8%
	Kenya—0.1%
	Equity Bank, Ltd. (Commercial banks)	2,863,000	1,126
	Kenya Commercial Bank, Ltd. (Commercial banks)	3,845,600	2,070
			3,196
	Nigeria—0.2%
	Guaranty Trust Bank plc (Commercial banks)	28,647,458	4,459
	Poland—0.2%
	Eurocash S.A. (Food & staples retailing)	239,275	3,687
	Russia—0.3%
	Mail.ru Group, Ltd.—GDR (Internet software & services)	72,465	2,768
*	Yandex N.V. Class “A” (Internet software & services)†	126,955	4,624
			7,392
	South Africa—1.4%
	Bidvest Group, Ltd. (Industrial conglomerates)	378,149	9,480
	Coronation Fund Managers, Ltd. (Capital markets)	362,939	2,480
	FirstRand, Ltd. (Diversified financial services)	3,121,439	10,415
	Naspers, Ltd. (Media)	83,944	7,762
			30,137
	United Arab Emirates—0.6%
	Dragon Oil plc (Oil, gas & consumable fuels)	634,960	5,983
	First Gulf Bank PJSC (Commercial banks)	1,568,658	7,068
			13,051
	Emerging Latin America—2.7%
	Brazil—2.1%
	BB Seguridade Participacoes S.A. (Insurance)	1,214,700	11,954
	CCR S.A (Transportation infrastructure)	642,600	5,030
	Cia de Bebidas das Americas—ADR (Beverages)	455,768	17,479
	Kroton Educacional S.A. (Diversified consumer services)	462,000	6,568
	Linx S.A. (Software)	179,200	3,012
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	187,000	2,562
			46,605
	Chile—0.4%
	Forus S.A. (Textiles, apparel & luxury goods)	100,475	558
	Parque Arauco S.A. (Real estate management & development)	1,967,980	3,774

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Latin America—2.7%—(continued)
Chile—0.4%—(continued)
Sonda S.A. (IT services)	1,227,991	$3,275
		7,607
Mexico—0.2%
Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	864,100	4,917
Canada—2.6%
Canadian National Railway Co. (Road & rail)†	254,464	25,795
Canadian Pacific Railway, Ltd. (Road & rail)†	88,948	10,967
CI Financial Corporation (Capital markets)	328,478	9,930
Metro, Inc. (Food & staples retailing)	79,815	4,993
Westjet Airlines, Ltd. (Airlines)	201,224	4,835
		56,520
Total Common Stocks—97.7% (cost $1,781,792)		2,139,099
Affiliated Fund
China—0.6%
William Blair China A-Share Fund, LLC	1,183,400	13,479
Total Affiliated Fund—0.6% (cost $11,834)		13,479
Total Investments—98.3% (cost $1,793,626)		2,152,578
Cash and other assets, less liabilities—1.7%		38,004
Net assets—100.0%		$2,190,582

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.02% of the Fund’s net assets at September 30, 2013.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.02% of the net assets at September 30, 2013.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2013 the Fund invested in William Blair China A-Share Fund, LLC, an Affiliated Fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Shares Activity Affiliated with China A Shares Fund				Period Ended September 30, 2013
					(in thousands)
Security Name	Balance 12/31/2012	Purchases	Sales	Balance 9/30/2013	Value
William Blair China A-Share Fund, LLC	1,183,400	—	—	1,183,400	13,479
					$13,479

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	27.8%
Industrials	18.8%
Consumer Discretionary	18.4%
Information Technology	9.9%
Health Care	8.6%
Telecommunication Services	5.0%
Consumer Staples	5.0%
Energy	3.5%
Materials	3.0%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	28.6%
Euro	19.3%
Japanese Yen	16.7%
Hong Kong Dollar	7.3%
Swiss Franc	5.1%
U.S. Dollar	4.6%
Australian Dollar	3.0%
Indian Rupee	2.3%
Norwegian Krone	2.2%
Swedish Krona	1.8%
South Korean Won	1.7%
South African Rand	1.4%
Brazilian Real	1.4%
All Other Currencies	4.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Japan—24.4%
	Century Tokyo Leasing Corporation (Diversified financial services)	264,100	$8,275
	Cosmos Pharmaceutical Corporation (Food & staples retailing)	79,100	10,389
	Don Quijote Co., Ltd. (Multiline retail)	170,300	10,655
	F.C.C. Co., Ltd. (Auto components)	499,509	11,495
	IT Holdings Corporation (IT services)	167,400	2,110
	Kakaku.com, Inc. (Internet software & services)	296,600	6,907
	M3, Inc. (Health care technology)	1,177	3,253
	Meitec Corporation (Professional services)	172,200	4,954
	Miraca Holdings, Inc. (Health care providers & services)	251,300	11,198
	MISUMI Group, Inc. (Trading companies & distributors)	145,400	4,208
	Nihon Kohden Corporation (Health care equipment & supplies)	205,000	8,374
	Nihon M&A Center, Inc. (Professional services)	64,100	4,904
	Nippon Kayaku Co., Ltd. (Chemicals)	925,000	13,278
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	455	4,541
	Nissan Chemical Industries, Ltd. (Chemicals)	634,200	9,530
	Otsuka Corporation (IT services)	107,300	13,667
	Park24 Co., Ltd. (Commercial services & supplies)	696,600	12,367
	Pigeon Corporation (Household products)	107,400	5,266
	Ryohin Keikaku Co., Ltd. (Multiline retail)	92,100	8,311
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	193,200	13,542
	Ship Healthcare Holdings, Inc. (Health care providers & services)	179,000	6,966
	Sundrug Co., Ltd. (Food & staples retailing)	354,300	17,662
	TS Tech Co., Ltd. (Auto components)	424,700	16,678
	United Arrows, Ltd. (Specialty retail)	204,200	8,580
			217,110
	United Kingdom—24.4%
	Abcam plc (Biotechnology)	1,150,187	9,422
	Alent plc (Chemicals)	1,012,925	5,821
*	ASOS plc (Internet & catalog retail)	55,395	4,610
	Aveva Group plc (Software)	304,699	12,815
	AZ Electronic Materials S.A. (Chemicals)	1,780,728	8,504
	Berendsen plc (Commercial services & supplies)	286,437	4,208
	Big Yellow Group plc (Real estate investment trusts (REITs))	323,889	2,307
	Booker Group plc (Food & staples retailing)	6,508,925	14,204
	Cineworld Group plc (Media)	641,952	3,949
	Countrywide plc (Real estate management & development)	1,078,068	9,163
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	390,566	3,693
	Dunelm Group plc (Specialty retail)	768,605	11,497
	Elementis plc (Chemicals)	1,164,277	4,518
	Fidessa Group plc (Software)	200,748	6,461
*	Foxtons Group plc (Real estate management & development)	914,270	3,996
	Howden Joinery Group plc (Specialty retail)	3,100,732	14,633
	International Personal Finance plc (Consumer finance)	628,923	6,216
	ITE Group plc (Professional services)	390,791	1,720
	Keller Group plc (Construction & engineering)	119,447	2,009
	Lancashire Holdings, Ltd. (Insurance)	726,891	9,038
	Moneysupermarket.com Group plc (Internet software & services)	2,088,867	5,120
*	Nanoco Group plc (Semiconductors & semiconductor equipment)	1,821,675	5,028
*	Ocado Group plc (Internet & catalog retail)	689,266	4,419
	Oxford Instruments plc (Electronic equipment, instruments & components)	375,761	7,665

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—24.4%—(continued)
	Provident Financial plc (Consumer finance)	645,801	$17,376
	Regus plc (Commercial services & supplies)	3,154,143	9,293
	Senior plc (Machinery)	1,887,762	8,264
	Synergy Health plc (Health care providers & services)	204,193	3,623
	Ted Baker plc (Textiles, apparel & luxury goods)	133,408	4,140
	The Restaurant Group plc (Hotels, restaurants & leisure)	1,472,927	12,686
			216,398
	Europe, Mid-East—23.9%
	Belgium—0.4%
	Melexis N.V. (Semiconductors & semiconductor equipment)	74,556	1,992
*	ThromboGenics N.V. (Biotechnology)	69,631	1,807
			3,799
	Denmark—2.2%
*	Matas A/S (Specialty retail)	131,970	3,172
	SimCorp A/S (Software)	130,332	4,385
*	Topdanmark A/S (Insurance)	483,233	12,447
			20,004
	Finland—1.1%
	Tikkurila Oyj (Chemicals)	369,289	9,842
	France—0.6%
*	GameLoft SE (Software)	499,545	5,285
	Germany—6.7%
	Aurelius AG (Capital markets)	181,961	5,896
	Bertrandt AG (Professional services)	33,707	4,243
	Deutsche Wohnen AG (Real estate management & development)	462,456	8,274
	ElringKlinger AG (Auto components)	243,248	10,945
	Gerry Weber International AG (Textiles, apparel & luxury goods)	76,331	3,147
	Wincor Nixdorf AG (Computers & peripherals)	194,768	12,163
	Wirecard AG (IT services)	437,680	14,972
			59,640
	Ireland—0.5%
	Greencore Group plc (Food products)	1,797,174	4,291
	Israel—0.3%
	Frutarom Industries, Ltd. (Chemicals)	159,677	2,912
	Italy—4.5%
	Azimut Holding SpA (Capital markets)	596,313	13,625
	Brembo SpA (Auto components)	253,078	6,594
	Recordati SpA (Pharmaceuticals)	873,251	10,491
*	Yoox SpA (Internet & catalog retail)	260,343	8,925
			39,635
	Norway—2.5%
*	Algeta ASA (Biotechnology)	76,283	2,943

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—23.9%—(continued)
	Norway—2.5%—(continued)
	Borregaard ASA (Chemicals)	973,658	$4,226
	Opera Software ASA (Internet software & services)	855,552	9,070
	Prosafe SE (Energy equipment & services)	780,635	6,232
			22,471
	Sweden—4.5%
	Axis Communications AB (Communications equipment)	298,755	9,395
	Hexpol AB (Chemicals)	162,170	11,456
	Intrum Justitia AB (Commercial services & supplies)	234,670	6,280
	JM AB (Household durables)	364,218	10,598
	Nolato AB (Communications equipment)	121,689	2,026
			39,755
	Switzerland—0.6%
	Burckhardt Compression Holding AG (Machinery)	12,445	4,906
	Emerging Asia—9.0%
	China—1.9%
	China Medical System Holdings, Ltd. (Pharmaceuticals)	2,851,000	2,437
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	2,193,000	2,672
	Haitian International Holdings, Ltd. (Machinery)	2,778,496	6,377
	Sino Biopharmaceutical (Pharmaceuticals)	7,780,000	5,286
			16,772
	India—2.2%
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	1,166,860	9,897
	Ipca Laboratories, Ltd. (Pharmaceuticals)	453,750	5,175
	Motherson Sumi Systems, Ltd. (Auto components)	1,128,085	4,142
	Oberoi Realty, Ltd. (Real estate management & development)	76,667	206
			19,420
	Indonesia—0.4%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	29,695,000	1,795
	PT Mitra Adiperkasa Tbk (Multiline retail)	3,019,000	1,617
			3,412
	Malaysia—0.5%
	Hartalega Holdings Bhd (Health care equipment & supplies)	1,009,500	2,317
	Silverlake Axis, Ltd. (Software)	4,626,000	2,655
			4,972
	South Korea—0.9%
*	Cheil Worldwide, Inc. (Media)	339,560	7,836

	Taiwan—3.1%
	Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	3,822,000	7,872
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	532,340	4,672
	King Slide Works Co., Ltd. (Machinery)	232,000	2,028

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—9.0%—(continued)
	Taiwan—3.1%—(continued)
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	3,085,000	$12,782
			27,354
	Asia—8.4%
	Australia—4.4%
	carsales.com, Ltd. (Internet software & services)	1,085,015	11,590
	DuluxGroup, Ltd. (Chemicals)	1,707,540	8,411
	FlexiGroup, Ltd. (Consumer finance)	1,896,375	7,678
	Super Retail Group, Ltd. (Specialty retail)	940,428	11,387
			39,066
	Hong Kong—0.2%
	SmarTone Telecommunications Holdings, Ltd. (Wireless telecommunication services)	1,209,000	1,603
	New Zealand—1.6%
	Ryman Healthcare, Ltd. (Health care providers & services)	1,971,990	11,383
	Summerset Group Holdings, Ltd. (Health care providers & services)	1,180,641	3,089
			14,472
	Singapore—2.2%
	ARA Asset Management Ltd.—144A (Capital markets)	1,392,300	1,815
	First Resources, Ltd. (Food products)	2,793,000	4,252
	SATS, Ltd. (Transportation infrastructure)	4,225,000	10,979
	Super Group, Ltd. (Food products)	802,000	2,710
			19,756
	Canada—5.0%
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	252,592	4,206
	Hudson’s Bay Co. (Multiline retail)	57,693	973
*	Hudson’s Bay Co. (Multiline retail)	447,780	7,477
	Intertape Polymer Group, Inc. (Containers & packaging)	298,195	4,302
*	Legacy Oil + Gas, Inc. (Oil, gas & consumable fuels)	1,341,122	8,619
	Total Energy Services, Inc. (Energy equipment & services)	224,843	3,914
	Westjet Airlines, Ltd. (Airlines)	603,567	14,503
			43,994
	Emerging Europe, Mid-East, Africa—0.5%
	Turkey—0.5%
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	5,350,632	4,741
	Emerging Latin America—0.1%
	Mexico—0.1%
*	Macquarie Mexico Real Estate Management S.A. de C.V.—144A (Real estate investment trusts (REITs))	379,640	649
	Total Common Stocks—95.7% (cost $701,110)		850,095

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil—0.2%
Marcopolo S.A. (Machinery)	689,200	$2,052
Total Preferred Stock—0.2% (cost $1,983)		2,052
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $38,351, collateralized by U.S.Treasury Note, 0.375%, due 11/15/15	$38,351	38,351
Total Repurchase Agreement—4.3% (cost $38,351)		38,351
Total Investments—100.2% (cost $741,444)		890,498
Liabilities, plus cash and other assets—(0.2)%		(1,756)
Net assets—100.0%		$888,742

*	Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	23.3%
Information Technology	18.1%
Financials	14.0%
Health Care	13.0%
Industrials	12.1%
Materials	9.7%
Consumer Staples	6.9%
Energy	2.7%
Telecommunication Services	0.2%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

British Pound Sterling	25.9%
Japanese Yen	25.5%
Euro	13.9%
Canadian Dollar	5.2%
Swedish Krona	4.7%
Australian Dollar	4.6%
New Taiwan Dollar	3.2%
Norwegian Krone	2.6%
Singapore Dollar	2.6%
Danish Krone	2.3%
Indian Rupee	2.3%
Hong Kong Dollar	2.1%
New Zealand Dollar	1.7%
All Other Currencies	3.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—52.3%
	China—23.5%
*	Baidu, Inc.—ADR (Internet software & services)	7,192	$1,116
	China Merchants Bank Co., Ltd. Class “H” (Commercial banks)	1,151,405	2,096
	China Mobile, Ltd. (Wireless telecommunication services)	165,500	1,851
	China Overseas Land & Investment, Ltd. (Real estate management & development)	332,000	980
	China Unicom Hong Kong, Ltd. (Diversified telecommunication services)	1,062,000	1,662
	CNOOC, Ltd. (Oil, gas & consumable fuels)	944,000	1,921
	Great Wall Motor Co., Ltd. Class “H” (Automobiles)	337,500	1,828
	Sun Art Retail Group, Ltd. (Food & staples retailing)	708,500	1,018
	Tencent Holdings, Ltd. (Internet software & services)	45,100	2,366
	Want Want China Holdings, Ltd. (Food products)	937,000	1,423
			16,261
	India—10.7%
	HCL Technologies, Ltd. (IT services)	87,682	1,515
	ITC, Ltd. (Tobacco)	276,079	1,494
	Lupin, Ltd. (Pharmaceuticals)	39,001	533
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	161,800	1,527
	Tata Consultancy Services, Ltd. (IT services)	45,106	1,385
	Tata Motors, Ltd. (Automobiles)	174,462	921
			7,375
	Indonesia—0.9%
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	688,000	431
	PT Kalbe Farma Tbk (Pharmaceuticals)	1,522,500	155
			586
	Malaysia—1.0%
*	IHH Healthcare Bhd (Health care providers & services)	521,800	664
	Philippines—1.1%
	SM Prime Holdings, Inc. (Real estate management & development)	1,993,500	733
	South Korea—8.4%
	Hyundai Motor Co. (Automobiles)	3,679	859
	NHN Corporation (Internet software & services)	2,317	1,201
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	1,603	2,039
	SK Telecom Co., Ltd. (Wireless telecommunication services)	8,506	1,730
			5,829
	Taiwan—4.2%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	77,000	952
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	113,785	1,930
			2,882
	Thailand—2.5%
	Advanced Info Service PCL (Wireless telecommunication services)	80,100	653
	Kasikornbank PCL (Commercial banks)	194,800	1,099
			1,752

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—22.6%
	Nigeria—0.9%
	Guaranty Trust Bank plc (Commercial banks)	4,000,183	$623
	Qatar—1.9%
	Qatar National Bank S.A.Q. (Commercial banks)	28,304	1,297
	Russia—6.2%
	Magnit OJSC—144A—GDR (Food & staples retailing)†	33,162	2,048
	Mail.ru Group, Ltd.—GDR (Internet software & services)	13,174	503
*	Yandex N.V. Class “A” (Internet software & services)†	48,420	1,763
			4,314
	South Africa—9.5%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	25,361	664
	Bidvest Group, Ltd. (Industrial conglomerates)	41,124	1,031
	Discovery, Ltd. (Insurance)	79,805	645
	FirstRand, Ltd. (Diversified financial services)	287,457	959
	MTN Group, Ltd. (Wireless telecommunication services)	67,977	1,327
	Naspers, Ltd. (Media)	14,860	1,374
	Shoprite Holdings, Ltd. (Food & staples retailing)	34,306	565
			6,565
	Turkey—3.1%
	Coca-Cola Icecek A.S. (Beverages)	21,572	550
	Turkiye Halk Bankasi A.S. (Commercial banks)	215,581	1,579
			2,129
	United Arab Emirates—1.0%
	First Gulf Bank PJSC (Commercial banks)	155,667	701
	Emerging Latin America—19.0%
	Brazil—11.2%
	BB Seguridade Participacoes S.A. (Insurance)	115,300	1,135
	BR Malls Participacoes S.A. (Real estate management & development)	86,000	780
	CCR S.A (Transportation infrastructure)	131,100	1,026
	Cia de Bebidas das Americas—ADR (Beverages)	44,892	1,722
	Embraer S.A.—ADR (Aerospace & defense)	28,864	937
	Kroton Educacional S.A. (Diversified consumer services)	53,000	753
	Localiza Rent a Car S.A. (Road & rail)	23,170	345
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	41,800	1,031
			7,729
	Colombia—2.0%
	Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	72,141	1,425
	Mexico—4.2%
	Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	9,949	966
	Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	257,500	1,605
	Grupo Sanborns S.A. de C.V. (Multiline retail)	154,400	321
			2,892

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—19.0%—(continued)
Panama—0.5%
Copa Holdings S.A. Class “A” (Airlines)†	2,476	$343
Peru—1.1%
Credicorp, Ltd. (Commercial banks)†	5,779	742
Total Common Stocks—93.9% (cost $60,517)		64,842
Preferred Stock
Brazil—3.6%
Itau Unibanco Holding S.A. (Commercial banks)	174,100	2,471
Total Preferred Stock—3.6% (cost $2,436)		2,471
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $716, collateralized by U.S.Treasury Note, 0.375%, due 2/15/16	$716	716
Total Repurchase Agreement—1.0% (cost $716)		716
Total Investments—98.5% (cost $63,669)		68,029
Cash and other assets, less liabilities—1.5%		1,031
Net assets—100.0%		$69,060

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.6%
Information Technology	21.9%
Consumer Staples	14.5%
Telecommunication Services	10.7%
Consumer Discretionary	9.0%
Energy	6.5%
Industrials	5.5%
Health Care	5.3%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	22.5%
U.S. Dollar	17.9%
Brazilian Real	11.2%
Indian Rupee	11.0%
South African Rand	9.7%
South Korean Won	8.7%
Turkish Lira	3.2%
Mexican Peso	2.9%
Thai Baht	2.6%
Canadian Dollar	2.1%
Qatari Rial	1.9%
New Taiwan Dollar	1.4%
Philippine Peso	1.1%
UAE Dirham	1.0%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—48.9%
	Cambodia—0.3%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,764,000	$2,334
	China—17.4%
	AAC Technologies Holdings, Inc. (Communications equipment)	463,959	2,109
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	2,003,000	2,004
*	Baidu, Inc.—ADR (Internet software & services)	59,792	9,278
	China Mobile, Ltd. (Wireless telecommunication services)	1,611,809	18,028
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	819,000	998
	China Overseas Land & Investment, Ltd. (Real estate management & development)	936,000	2,764
	China Unicom Hong Kong, Ltd. (Diversified telecommunication services)	9,894,000	15,487
	CIMC Enric Holdings, Ltd. (Machinery)	514,000	689
	CNOOC, Ltd. (Oil, gas & consumable fuels)	8,148,000	16,578
	ENN Energy Holdings, Ltd. (Gas utilities)	541,000	3,020
	Haier Electronics Group Co., Ltd. (Household durables)	3,380,000	6,580
	Haitian International Holdings, Ltd. (Machinery)	2,221,870	5,099
	Haitong Securities Co., Ltd. Class “H” (Capital markets)	4,016,400	5,997
	NetEase, Inc.—ADR (Internet software & services)	99,516	7,226
*	Qihoo 360 Technology Co., Ltd.—ADR (Internet software & services)	51,656	4,298
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	806,000	2,634
	Sino Biopharmaceutical (Pharmaceuticals)	3,648,000	2,479
	Sun Art Retail Group, Ltd. (Food & staples retailing)	6,246,245	8,972
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	2,056,000	2,144
	Tencent Holdings, Ltd. (Internet software & services)	349,735	18,344
	Want Want China Holdings, Ltd. (Food products)	9,287,217	14,106
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	138,261	3,788
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	654,000	2,125
			154,747
	India—11.2%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	229,316	3,399
	HCL Technologies, Ltd. (IT services)	793,681	13,716
	Idea Cellular, Ltd. (Wireless telecommunication services)	1,375,746	3,692
	ITC, Ltd. (Tobacco)	3,522,806	19,067
	Lupin, Ltd. (Pharmaceuticals)	321,592	4,393
	Motherson Sumi Systems, Ltd. (Auto components)	580,850	2,133
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,590,316	15,012
	Tata Consultancy Services, Ltd. (IT services)	540,917	16,611
	Tata Motors, Ltd. (Automobiles)	3,227,321	17,027
	Tech Mahindra, Ltd. (IT services)	200,296	4,265
			99,315
	Indonesia—0.8%
	PT Bank Rakyat Indonesia Persero Tbk (Commercial banks)	6,461,321	4,045
	PT Kalbe Farma Tbk (Pharmaceuticals)	26,087,915	2,659
			6,704
	Malaysia—0.7%
	Guinness Anchor Bhd (Beverages)	353,300	1,862

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—48.9%—(continued)
	Malaysia—0.7%—(continued)
*	IHH Healthcare Bhd (Health care providers & services)	3,374,400	$4,296
			6,158
	Papua New Guinea—1.1%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	1,243,298	9,975
	Philippines—1.0%
	SM Prime Holdings, Inc. (Real estate management & development)	17,525,800	6,449
	Universal Robina Corporation (Food products)	1,028,810	2,906
			9,355
	South Korea—9.2%
*	Cheil Worldwide, Inc. (Media)	101,180	2,335
	GS Home Shopping, Inc. (Internet & catalog retail)	10,527	2,437
	Halla Climate Control Corporation (Auto components)	108,670	4,121
	Hana Tour Service, Inc. (Hotels, restaurants & leisure)	34,812	2,222
	Hyundai Motor Co. (Automobiles)	28,895	6,749
	LG Household & Health Care, Ltd. (Household products)	8,950	4,539
	NHN Corporation (Internet software & services)	28,380	14,709
	Samsung Electronics Co., Ltd. (Semiconductors & semiconductor equipment)	20,898	26,582
	SK Telecom Co., Ltd. (Wireless telecommunication services)	88,737	18,042
			81,736
	Taiwan—5.1%
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	6,952,560	9,617
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	718,000	8,876
	Merida Industry Co., Ltd. (Leisure equipment & products)	316,000	2,052
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	732,000	3,033
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,262,977	21,420
			44,998
	Thailand—2.1%
	Advanced Info Service PCL (Wireless telecommunication services)	801,362	6,533
	Kasikornbank PCL (Commercial banks)	2,100,082	11,850
			18,383
	Emerging Latin America—22.8%
	Argentina—0.4%
	MercadoLibre, Inc. (Internet software & services)	26,521	3,578
	Brazil—13.7%
	BB Seguridade Participacoes S.A. (Insurance)	1,584,000	15,588
	BR Malls Participacoes S.A. (Real estate management & development)	1,017,690	9,230
	CCR S.A (Transportation infrastructure)	1,686,189	13,200
	Cia de Bebidas das Americas—ADR (Beverages)	550,643	21,117
	Embraer S.A.—ADR (Aerospace & defense)	374,707	12,167
	Grendene S.A. (Textiles, apparel & luxury goods)	323,100	2,878
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	320,600	3,516

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Latin America—22.8%—(continued)
Brazil—13.7%—(continued)
Kroton Educacional S.A. (Diversified consumer services)	291,080	$4,138
Localiza Rent a Car S.A. (Road & rail)	324,710	4,835
Lojas Renner S.A. (Multiline retail)	174,422	5,000
Totvs S.A. (Software)	187,832	3,177
Tractebel Energia S.A. (Independent power producers & energy traders)	825,138	13,637
Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	528,800	13,042
		121,525
Chile—1.3%
CFR Pharmaceuticals S.A. (Pharmaceuticals)	8,829,588	2,362
Inversiones La Construccion S.A. (Diversified financial services)	163,969	2,469
S.A.C.I. Falabella (Multiline retail)	457,431	4,386
Sonda S.A. (IT services)	867,853	2,314
		11,531
Colombia—1.5%
Pacific Rubiales Energy Corporation (Oil, gas & consumable fuels)	694,720	13,719
Mexico—4.0%
Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	1,745,269	4,839
Fomento Economico Mexicano S.A.B. de C.V.—ADR (Beverages)	65,127	6,323
Grupo Financiero Banorte S.A.B. de C.V. (Commercial banks)	3,232,310	20,140
Grupo Sanborns S.A. de C.V. (Multiline retail)	1,928,900	4,016
		35,318
Panama—0.4%
Copa Holdings S.A. Class “A” (Airlines)†	27,238	3,777
Peru—1.5%
Credicorp, Ltd. (Commercial banks)†	87,269	11,210
Intercorp Financial Services, Inc. (Diversified financial services)	66,021	1,948
		13,158
Emerging Europe, Mid-East, Africa—19.8%
Kenya—0.1%
Safaricom, Ltd. (Wireless telecommunication services)	11,284,600	1,136
Nigeria—0.8%
Guaranty Trust Bank plc (Commercial banks)	19,653,283	3,059
Nestle Nigeria plc (Food products)	331,391	1,942
Nigerian Breweries plc (Beverages)	2,284,897	2,337
		7,338
Poland—0.5%
Eurocash S.A. (Food & staples retailing)	272,982	4,206
Qatar—1.4%
Qatar National Bank S.A.Q. (Commercial banks)	265,021	12,141

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—19.8%—(continued)
	Russia—4.5%
*	Etalon Group Ltd.—144A—GDR (Real estate management & development)	394,943	$1,912
	M Video OJSC (Specialty retail)	267,440	2,204
	Magnit OJSC (Food & staples retailing)†	51,476	13,048
	Mail.ru Group Ltd.—144A—GDR (Internet software & services)†	18,250	697
	Mail.ru Group, Ltd.—GDR (Internet software & services)	101,368	3,872
*	Yandex N.V. Class “A” (Internet software & services)†	493,330	17,967
			39,700
	South Africa—7.4%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	162,522	4,253
	Bidvest Group, Ltd. (Industrial conglomerates)	273,196	6,849
	Discovery, Ltd. (Insurance)	317,180	2,561
	FirstRand, Ltd. (Diversified financial services)	3,251,729	10,850
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	610,378	2,173
	Mr. Price Group, Ltd. (Specialty retail)	224,242	3,106
	MTN Group, Ltd. (Wireless telecommunication services)	655,287	12,792
	Naspers, Ltd. (Media)	188,687	17,448
	Shoprite Holdings, Ltd. (Food & staples retailing)	354,223	5,835
			65,867
	Turkey—3.4%
	Coca-Cola Icecek A.S. (Beverages)	347,398	8,857
*	Pegasus Hava Tasimaciligi A.S. (Airlines)	279,351	4,619
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	152,427	928
	Turkiye Halk Bankasi A.S. (Commercial banks)	2,174,730	15,933
			30,337
	United Arab Emirates—1.7%
	Air Arabia PJSC (Airlines)	5,962,834	2,224
	Dragon Oil plc (Oil, gas & consumable fuels)	471,483	4,442
	First Gulf Bank PJSC (Commercial banks)	1,924,523	8,672
			15,338
	Total Common Stocks—91.5% (cost $746,900)		812,374
	Preferred Stocks
	Brazil—3.2%
	Itau Unibanco Holding S.A. (Commercial banks)	1,948,985	27,665
	Marcopolo S.A. (Machinery)	419,100	1,248
			28,913
	Total Preferred Stocks—3.2% (cost $28,466)		28,913

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Affiliated Fund
China—3.0%
William Blair China A-Share Fund, LLC	2,362,400	$26,908
Total Affiliated Fund—3.0% (cost $23,624)		26,908
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $21,903, collateralized by U.S.Treasury Note, 0.375%, due 11/15/15	$21,903	21,903
Total Repurchase Agreement—2.5% (cost $21,903)		21,903
Total Investments—100.2% (cost $820,893)		890,098
Liabilities, plus cash and other assets—(0.2)%		(2,073)
Net assets—100.0%		$888,025

ADR = American Depository Receipt

GDR = Global Depository Receipt

*    Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of September 30, 2013 the Fund invested in William Blair China A-Share Fund, LLC, an Affiliated Fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment monthly.

	Shares Activity Affiliated with China A Shares Fund				Period Ended September 30, 2013
(in thousands)
	Balance			Balance
Fund Name	12/31/2012	Purchases	Sales	9/30/2013	Value
William Blair China A-Share Fund, LLC	2,362,400	—	—	2,362,400	26,908
$26,908

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.1%
Information Technology	21.5%
Consumer Staples	13.6%
Consumer Discretionary	11.8%
Telecommunication Services	8.8%
Energy	6.8%
Industrials	6.7%
Health Care	5.6%
Utilities	1.9%
Materials	0.2%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

U.S. Dollar	19.2%
Hong Kong Dollar	15.7%
Brazilian Real	13.5%
Indian Rupee	11.4%
South Korean Won	9.4%
South African Rand	7.6%
Turkish Lira	3.5%
Mexican Peso	3.3%
New Taiwan Dollar	2.7%
Thai Baht	2.1%
Canadian Dollar	1.6%
Qatari Rial	1.4%
Chilean Peso	1.3%
UAE Dirham	1.3%
Australian Dollar	1.2%
Philippine Peso	1.1%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—56.5%
	Cambodia—1.6%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,672,000	$2,257
	China—17.1%
	AAC Technologies Holdings, Inc. (Communications equipment)	232,000	1,054
	Airtac International Group (Machinery)	272,000	1,914
	Ajisen China Holdings, Ltd. (Hotels, restaurants & leisure)	1,223,000	1,224
	Biostime International Holdings, Ltd. (Food products)	284,500	2,151
	China Medical System Holdings, Ltd. (Pharmaceuticals)	467,000	399
	China Overseas Grand Oceans Group, Ltd. (Real estate management & development)	1,495,000	1,822
	CIMC Enric Holdings, Ltd. (Machinery)	1,092,000	1,464
	Haitian International Holdings, Ltd. (Machinery)	1,175,000	2,697
	Hilong Holding, Ltd. (Energy equipment & services)	1,356,000	789
*	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	89,260	1,334
	Minth Group, Ltd. (Auto components)	1,124,000	2,246
	Prince Frog International Holdings, Ltd. (Personal products)	1,359,000	941
	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	428,000	291
	Sunny Optical Technology Group Co., Ltd. (Electronic equipment, instruments & components)	1,364,000	1,423
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	29,975	1,703
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	78,776	2,158
	Zhuzhou CSR Times Electric Co., Ltd. (Electrical equipment)	387,000	1,257
			24,867
	India—9.9%
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	176,013	398
	Amara Raja Batteries, Ltd. (Electrical equipment)	150,684	698
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	35,162	521
	Bata India, Ltd. (Textiles, apparel & luxury goods)	30,870	426
	Bayer CropScience, Ltd. (Chemicals)	35,602	880
	Berger Paints India, Ltd. (Chemicals)	128,082	444
	Britannia Industries, Ltd. (Food products)	62,328	825
	Eicher Motors, Ltd. (Machinery)	16,189	905
	Emami, Ltd. (Personal products)	145,505	1,128
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	105,038	891
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	237,656	812
	IndusInd Bank, Ltd. (Commercial banks)	103,257	611
	Ipca Laboratories, Ltd. (Pharmaceuticals)	144,297	1,646
	Marico, Ltd. (Personal products)	136,990	472
	MindTree, Ltd. (IT services)	70,803	1,369
	Motherson Sumi Systems, Ltd. (Auto components)	307,533	1,129
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	6,444	452
	Pidilite Industries, Ltd. (Chemicals)	115,348	469
	Yes Bank, Ltd. (Commercial banks)	75,098	344
			14,420
	Indonesia—0.4%
	PT Pakuwon Jati Tbk (Real estate management & development)	12,222,500	301

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.5%—(continued)
	Indonesia—0.4%—(continued)
	PT Tower Bersama Infrastructure Tbk (Wireless telecommunication services)	591,000	$298
			599
	Malaysia—3.8%
	Aeon Co. M Bhd (Multiline retail)	182,900	864
	Aeon Credit Service M Bhd (Consumer finance)	181,200	902
	Dayang Enterprise Holdings Bhd (Energy equipment & services)	414,000	603
	Guinness Anchor Bhd (Beverages)	122,600	646
	Hartalega Holdings Bhd (Health care equipment & supplies)	501,900	1,152
	Oldtown Bhd (Food products)	1,098,400	910
	Silverlake Axis, Ltd. (Software)	703,000	403
			5,480
	Philippines—5.5%
	Alliance Global Group, Inc. (Industrial conglomerates)	2,067,700	1,116
*	East West Banking Corporation (Commercial banks)	1,068,000	659
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	479,850	1,857
	Puregold Price Club, Inc. (Food & staples retailing)	2,386,200	2,285
	Robinsons Land Corporation (Real estate management & development)	1,858,600	879
	Universal Robina Corporation (Food products)	391,900	1,107
			7,903
	South Korea—4.6%
*	Cheil Worldwide, Inc. (Media)	24,570	567
	GS Home Shopping, Inc. (Internet & catalog retail)	4,772	1,105
	Halla Climate Control Corporation (Auto components)	52,210	1,980
	Hana Tour Service, Inc. (Hotels, restaurants & leisure)	15,382	982
	Kolao Holdings (Automobiles)	12,308	373
	Medy-Tox, Inc. (Biotechnology)	7,302	1,071
	Paradise Co., Ltd. (Hotels, restaurants & leisure)	27,786	633
			6,711
	Sri Lanka—0.8%
	Commercial Bank of Ceylon plc (Commercial banks)	456,112	407
	John Keells Holdings plc (Industrial conglomerates)	483,463	795
			1,202
	Taiwan—10.6%
	Advantech Co., Ltd. (Computers & peripherals)	41,000	229
	Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	611,000	1,258
	E.Sun Financial Holding Co., Ltd. (Commercial banks)	2,139,000	1,385
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	136,300	1,196
	Giant Manufacturing Co., Ltd. (Leisure equipment & products)	169,000	1,152
	Ginko International Co., Ltd. (Health care equipment & supplies)	49,000	907
	Grape King Bio, Ltd. (Personal products)	207,000	956
	Hiwin Technologies Corporation (Machinery)	208,000	1,393
	King Slide Works Co., Ltd. (Machinery)	169,000	1,478
	Makalot Industrial Co., Ltd. (Textiles, apparel & luxury goods)	116,000	583
	Merida Industry Co., Ltd. (Leisure equipment & products)	285,000	1,851

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—56.5%—(continued)
	Taiwan—10.6%—(continued)
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	86,000	$356
	St Shine Optical Co., Ltd. (Health care equipment & supplies)	57,000	1,569
	Wowprime Corporation (Hotels, restaurants & leisure)	65,000	1,016
			15,329
	Thailand—2.2%
	Dynasty Ceramic PCL (Building products)	333,300	594
	Home Product Center PCL (Specialty retail)	518,613	202
	Major Cineplex Group PCL (Media)	1,028,600	612
	Minor International PCL (Hotels, restaurants & leisure)	1,535,210	1,188
	Siam Global House PCL (Specialty retail)	266,100	151
	Thai Tap Water Supply PCL (Water utilities)	1,481,700	474
			3,221
	Emerging Europe, Mid-East, Africa—17.4%
	Georgia—0.8%
	Bank of Georgia Holdings plc (Commercial banks)	37,503	1,173
	Kenya—3.4%
	East African Breweries, Ltd. (Beverages)	114,200	433
	Equity Bank, Ltd. (Commercial banks)	1,784,700	702
	Kenya Commercial Bank, Ltd. (Commercial banks)	1,497,400	806
	Safaricom, Ltd. (Wireless telecommunication services)	29,937,600	3,015
			4,956
	Nigeria—2.0%
	Access Bank plc (Commercial banks)	5,184,477	333
	Guaranty Trust Bank plc (Commercial banks)	6,398,097	996
*	Intercontinental Wapic Insurance plc (Insurance)	1,045,394	5
	Nestle Nigeria plc (Food products)	268,427	1,573
			2,907
	Poland—2.2%
*	Alior Bank S.A. (Commercial banks)	36,710	1,057
	LPP S.A. (Textiles, apparel & luxury goods)	773	2,141
			3,198
	South Africa—3.4%
	Coronation Fund Managers, Ltd. (Capital markets)	289,397	1,977
	Discovery, Ltd. (Insurance)	82,365	665
	Famous Brands, Ltd. (Hotels, restaurants & leisure)	112,563	1,121
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	119,265	425
	Mr Price Group, Ltd. (Specialty retail)	21,630	300
	Tsogo Sun Holdings, Ltd. (Hotels, restaurants & leisure)	155,491	395
			4,883
	Turkey—3.1%
	Dogus Otomotiv Servis ve Ticaret A.S. (Distributors)	60,530	262

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—17.4%—(continued)
	Turkey—3.1%—(continued)
*	Pegasus Hava Tasimaciligi A.S. (Airlines)	112,065	$1,853
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	258,066	1,571
*	Turk Tuborg Bira ve Malt Sanayii A.S. (Beverages)	382,816	559
	Turkiye Sinai Kalkinma Bankasi A.S. (Commercial banks)	342,420	304
			4,549
	United Arab Emirates—2.5%
	Air Arabia PJSC (Airlines)	4,251,153	1,586
*	Al Noor Hospitals Group plc (Health care providers & services)	31,283	414
	Dubai Islamic Bank PJSC (Commercial banks)	947,478	988
	NMC Health plc (Health care providers & services)	104,013	550
			3,538
	Emerging Latin America—14.8%
	Brazil—7.4%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	41,200	728
	Estacio Participacoes S.A. (Diversified consumer services)	251,700	1,956
	Grendene S.A. (Textiles, apparel & luxury goods)	87,300	778
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	40,600	445
*	International Meal Co. Holdings S.A. (Hotels, restaurants & leisure)	43,500	393
	Kroton Educacional S.A. (Diversified consumer services)	181,920	2,586
	Linx S.A. (Software)	86,000	1,445
	Lojas Renner S.A. (Multiline retail)	18,350	526
	Mills Estruturas e Servicos de Engenharia S.A. (Trading companies & distributors)	131,086	1,796
			10,653
	Chile—0.6%
	Forus S.A. (Textiles, apparel & luxury goods)	133,975	744
	Parque Arauco S.A. (Real estate management & development)	91,686	176
			920
	Mexico—5.1%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	597,308	1,671
	Banregio Grupo Financiero S.A.B. de C.V. (Commercial banks)	154,238	878
	Compartamos S.A.B. de C.V. (Consumer finance)	737,900	1,374
	Concentradora Fibra Hotelera Mexicana S.A. de C.V. (Real estate investment trusts (REITs))	331,001	550
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	239,400	664
*	Genomma Lab Internacional S.A.B. de C.V. (Pharmaceuticals)	504,700	1,153
	Macquarie Mexico Real Estate Management S.A. de C.V.—144A (Real estate investment trusts (REITs))	297,595	509
	TF Administradora Industrial S de RL de C.V. (Real estate investment trusts (REITs))	284,356	565
			7,364
	Panama—0.6%
	Copa Holdings S.A. (Airlines)†	6,515	904
	Peru—1.1%
	Alicorp S.A. (Food products)	260,892	834

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Latin America—14.8%—(continued)
Peru—1.1%—(continued)
Grana y Montero S.A. (Construction & engineering)	201,650	$800
		1,634
Total Common Stocks—88.7% (cost $120,952)		128,668
Preferred Stock
Brazil—0.5%
Marcopolo S.A. (Machinery)	255,600	761
Total Preferred Stock—0.5% (cost $765)		761
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $9,261, collateralized by U.S. Treasury Note, 0.375%, due 1/15/16	$9,261	9,261
Total Repurchase Agreement—6.4% (cost $9,261)		9,261
Total Investments—95.6% (cost $130,978)		138,690
Cash and other assets, less liabilities—4.4%		6,371
Net assets—100.0%		$145,061

ADR = American Depository Receipt

*    Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

At September 30, 2013, the Fund’s Portfolio of Investments includes the following industry categories:

Consumer Discretionary	31.5%
Financials	17.1%
Industrials	17.0%
Consumer Staples	11.5%
Health Care	10.5%
Information Technology	6.9%
Telecommunication Services	2.6%
Materials	1.4%
Energy	1.1%
Utilities	0.4%
Total	100.0%

At September 30, 2013, the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	15.5%
New Taiwan Dollar	13.3%
Indian Rupee	11.1%
Brazilian Real	8.8%
Philippine Peso	6.1%
Mexican Peso	5.7%
South Korean Won	5.2%
U.S. Dollar	4.7%
Malaysian Ringgit	3.9%
Kenyan Shilling	3.8%
South African Rand	3.8%
Turkish Lira	3.5%
Thai Baht	2.5%
Nigerian Naira	2.2%
UAE Dirham	2.0%
Euro	1.7%
British Pound Sterling	1.7%
Peruvian Nouveau Sol	1.3%
All Other Currencies	3.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—43.8%
U.S. Treasury Inflation Indexed Notes/Bonds—6.8%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$2,896	$3,214
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	9,378	13,466
Total U.S. Treasury Inflation Indexed Notes/Bonds		16,680
U.S. Treasury—0.6%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,800	1,584
Government National Mortgage Association (GNMA)—1.9%
#344902, 6.250%, due 3/15/14	1	1
#623162, 6.500%, due 7/15/18	25	27
#616250, 6.000%, due 2/15/24	8	8
#422470, 7.500%, due 3/15/26	—	1
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	97	101
#699118, 6.000%, due 9/15/38	4,116	4,600
Total GNMA Mortgage Obligations		4,739
Federal Home Loan Mortgage Corp. (FHLMC)—6.2%
#J16051, 4.500%, due 7/1/26	1,015	1,099
#G01728, 7.500%, due 7/1/32	208	237
#C01385, 6.500%, due 8/1/32	190	211
#A13303, 5.000%, due 9/1/33	397	436
#C01623, 5.500%, due 9/1/33	245	268
#A15039, 5.500%, due 10/1/33	4	5
#G01843, 6.000%, due 6/1/35	46	51
#G02141, 6.000%, due 3/1/36	1,077	1,195
#A62179, 6.000%, due 6/1/37	459	505
#A63539, 6.000%, due 7/1/37	614	681
#A62858, 6.500%, due 7/1/37	332	371
#G03170, 6.500%, due 8/1/37	800	893
#A66843, 6.500%, due 10/1/37	1,353	1,524
#A78138, 5.500%, due 6/1/38	711	781
#G04544, 6.000%, due 8/1/38	1,892	2,062
#A81799, 6.500%, due 9/1/38	1,258	1,393
#A86143, 5.000%, due 5/1/39	90	98
#G06017, 5.500%, due 6/1/40	336	369
#C03665, 9.000%, due 4/1/41	1,462	1,824
#G06583, 5.000%, due 6/1/41	1,151	1,268
Total FHLMC Mortgage Obligations		15,271
Federal National Mortgage Association (FNMA)—28.3%
#576553, 8.000%, due 2/1/16	6	6
#580793, 6.000%, due 4/1/16	1	1
#624506, 6.000%, due 1/1/17	1	1
#679247, 7.000%, due 8/1/17	6	6
#689612, 5.000%, due 5/1/18	174	186
#695910, 5.000%, due 5/1/18	342	365
#697593, 5.000%, due 5/1/18	309	330
#770395, 5.000%, due 4/1/19	7	7

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#900725, 6.000%, due 8/1/21	$88	$97
#893325, 7.000%, due 9/1/21	7	8
#AA2924, 4.500%, due 4/1/24	545	579
#932095, 4.000%, due 11/1/24	2,650	2,845
#255956, 5.500%, due 10/1/25	39	43
#AH2671, 4.000%, due 1/1/26	346	371
#890329, 4.000%, due 4/1/26	373	400
#AI4872, 4.500%, due 6/1/26	680	740
#AL2851, 4.000%, due 8/1/26	5,939	6,374
#AI9811, 4.500%, due 8/1/26	425	462
#AH9564, 3.500%, due 9/1/26	928	983
#AJ8149, 3.500%, due 12/1/26	1,127	1,193
#AJ7724, 4.000%, due 12/1/26	773	830
#AJ9402, 4.000%, due 12/1/26	1,935	2,077
#AB4818, 4.000%, due 4/1/27	1,085	1,165
#AP0446, 3.500%, due 7/1/27	4,897	5,186
#AL2590, 4.000%, due 7/1/27	2,083	2,236
#252925, 7.500%, due 12/1/29	2	3
#535977, 6.500%, due 4/1/31	16	18
#253907, 7.000%, due 7/1/31	3	3
#587849, 6.500%, due 11/1/31	25	29
#545437, 7.000%, due 2/1/32	100	117
#545759, 6.500%, due 7/1/32	964	1,079
#678007, 6.000%, due 9/1/32	20	22
#254548, 5.500%, due 12/1/32	39	43
#684601, 6.000%, due 3/1/33	957	1,068
#703391, 5.000%, due 5/1/33	141	154
#708993, 5.000%, due 6/1/33	57	62
#190340, 5.000%, due 9/1/33	112	122
#254868, 5.000%, due 9/1/33	12	13
#727056, 5.000%, due 9/1/33	649	716
#739243, 6.000%, due 9/1/33	1,199	1,339
#739331, 6.000%, due 9/1/33	596	666
#555800, 5.500%, due 10/1/33	128	140
#555946, 5.500%, due 11/1/33	539	600
#756153, 5.500%, due 11/1/33	1,231	1,363
#725017, 5.500%, due 12/1/33	62	69
#725205, 5.000%, due 3/1/34	1,545	1,683
#725232, 5.000%, due 3/1/34	1,627	1,771
#725238, 5.000%, due 3/1/34	581	633
#763798, 5.500%, due 3/1/34	178	197
#776964, 5.000%, due 4/1/34	463	508
#725611, 5.500%, due 6/1/34	233	255
#783786, 5.500%, due 7/1/34	188	208
#786546, 6.000%, due 7/1/34	525	583
#787816, 6.000%, due 7/1/34	619	692
#190353, 5.000%, due 8/1/34	169	183
#794474, 6.000%, due 10/1/34	101	111
#745092, 6.500%, due 7/1/35	718	814
#357944, 6.000%, due 9/1/35	50	55
#829306, 6.000%, due 9/1/35	576	639

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#836140, 5.500%, due 10/1/35		$90	$100
#843487, 6.000%, due 10/1/35		176	197
#849191, 6.000%, due 1/1/36		338	375
#848782, 6.500%, due 1/1/36		446	501
#745349, 6.500%, due 2/1/36		690	775
#888305, 7.000%, due 3/1/36		19	23
#895637, 6.500%, due 5/1/36		240	269
#831540, 6.000%, due 6/1/36		77	85
#745802, 6.000%, due 7/1/36		334	373
#886220, 6.000%, due 7/1/36		698	770
#893318, 6.500%, due 8/1/36		96	108
#902974, 6.000%, due 12/1/36		642	706
#909480, 6.000%, due 2/1/37		660	732
#938440, 6.000%, due 7/1/37		305	333
#928561, 6.000%, due 8/1/37		433	484
#948689, 6.000%, due 8/1/37		562	620
#946646, 6.000%, due 9/1/37		197	218
#888967, 6.000%, due 12/1/37		1,375	1,536
#889385, 6.000%, due 2/1/38		383	426
#962058, 6.500%, due 3/1/38		2,995	3,326
#934006, 6.500%, due 9/1/38		797	881
#986856, 6.500%, due 9/1/38		551	609
#991911, 7.000%, due 11/1/38		480	535
#AA7611, 5.000%, due 5/1/39		1,010	1,112
#AA8443, 5.000%, due 6/1/39		404	446
#931492, 6.000%, due 7/1/39		303	339
#AA6898, 6.000%, due 7/1/39		1,510	1,690
#932279, 5.000%, due 12/1/39		177	193
#AE0082, 5.000%, due 5/1/40		967	1,057
#AB1200, 5.500%, due 7/1/40		2,245	2,492
#AL0913, 6.000%, due 7/1/41		2,471	2,713
#AK2733, 5.000%, due 2/1/42		3,000	3,313
Total FNMA Mortgage Obligations			69,786
Non-Agency Mortgage-Backed Obligations—0.1%
First Plus Home Loan Owner Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§	D	199	202
Asset-Backed Securities—3.8%
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	100	105
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,556	1,615
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	1,500	1,488

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	$3,000	$2,973
SLM Student Loan Trust, 2002-1, Tranche B, 0.736%, 1/25/21, VRN	Aaa	1,500	1,498
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	1,598	1,609
Total Asset-Backed Securities			9,288
Corporate Obligations—48.5%
Ally Financial, Inc., 5.500%, due 2/15/17	BB-	1,788	1,884
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	2,000	2,095
General Motors Financial Co., Inc.—144A, 4.750%, due 8/15/17	BB+	1,000	1,040
Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,900	2,235
Exelon Generation Co. LLC, 6.200%, due 10/1/17	BBB+	1,160	1,331
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,255
Intesa Sanpaolo SpA, 3.875%, due 1/16/18	BBB+	2,000	1,968
Banco Davivienda S.A.—144A, 2.950%, due 1/29/18	BBB-	2,000	1,905
Wyndham Worldwide Corporation, 2.500%, due 3/1/18	BBB-	500	496
Morgan Stanley, 6.625%, due 4/1/18	A	2,575	2,992
International Lease Finance Corporation, 3.875%, due 4/15/18	BBB-	1,400	1,355
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,100	1,309
Glencore Funding LLC—144A, 1.628%, due 1/15/19, VRN	BBB	3,000	2,827
Petrobras Global Finance BV, 2.408%, due 1/15/19, VRN	A3	2,900	2,852
CSX Corporation, 7.375%, due 2/1/19	BBB	870	1,070
Cemex S.A.B. de C.V.—144A, 5.875%, due 3/25/19	BB-	1,500	1,444
Citigroup, Inc., 8.500%, due 5/22/19	A	2,050	2,621
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,152
Republic Services, Inc., 5.500%, due 9/15/19	BBB	1,725	1,952

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
SBA Communications Corporation, 5.625%, due 10/1/19	B	$1,250	$1,234
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,575	1,816
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	555
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB-	3,050	3,804
Jarden Corporation, 7.500%, due 1/15/20	BB-	1,550	1,688
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,675	1,839
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A	2,575	2,928
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	2,050	2,142
Omnicom Group, Inc., 4.450%, due 8/15/20	BBB+	2,075	2,173
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A	1,500	1,681
Standard Pacific Corporation, 8.375%, due 1/15/21	B+	1,750	1,978
ArcelorMittal, 6.000%, due 3/1/21	BB+	1,600	1,652
Wyndham Worldwide Corporation, 5.625%, due 3/1/21	BBB-	1,000	1,082
Ball Corporation, 5.750%, due 5/15/21	BB+	1,550	1,643
Energizer Holdings, Inc., 4.700%, due 5/19/21	BBB-	2,050	2,111
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	2,900	2,822
JBS USA LLC / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB	1,500	1,515
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB	2,275	2,393
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	AA-	1,900	1,872
SLM Corporation, 7.250%, due 1/25/22	BBB-	2,000	2,045
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,030
Post Holdings, Inc., 7.375%, due 2/15/22	B+	1,575	1,664
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,675	1,763
BE Aerospace, Inc., 5.250%, due 4/1/22	BB	1,550	1,546

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Discover Financial Services, 5.200%, due 4/27/22	BBB	$2,150	$2,270
The Goodyear Tire & Rubber Co., 7.000%, due 5/15/22	B+	1,550	1,620
Embraer S.A., 5.150%, due 6/15/22	BBB	2,500	2,431
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,750	1,606
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	2,650	2,502
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	B	1,550	1,597
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	1,650	1,619
Owens Corning, 4.200%, due 12/15/22	BBB-	500	489
Royal Bank of Scotland Group plc, 6.125%, due 12/15/22	BBB-	2,000	2,022
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB	1,500	1,474
Corporation Lindley S.A.—144A, 4.625%, due 4/12/23	BBB-	2,150	1,951
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	1,300	1,199
The Kroger Co., 8.000%, due 9/15/29	BBB	450	570
Comcast Corporation, 6.450%, due 3/15/37	A-	650	779
Yum! Brands, Inc., 6.875%, due 11/15/37	BBB	625	727
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	1,470	1,739
Philip Morris International, Inc., 6.375%, due 5/16/38	A	2,175	2,593
General Electric Capital Corporation, 6.875%, due 1/10/39	AA+	750	922
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	1,565	1,713
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	2,500	2,869
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	1,775	1,970
Bank of America Corporation, 5.875%, due 2/7/42	A	2,375	2,646
Odebrecht Finance Ltd.—144A, 7.125%, due 6/26/42	BBB	2,000	1,915

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Jefferies Group LLC, 6.500%, due 1/20/43	BBB	$755	$749
Total Corporate Obligations			119,731
Total Long-Term Investments—96.2% (cost $232,129)			237,281
Repurchase Agreements
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $9,084, collateralized by U.S. Treasury Note , 0.625%, due 9/30/17	Aaa	9,084	9,084
Total Repurchase Agreement—3.7% (cost $9,084)			9,084
Total Investments—99.9% (cost $241,213)			246,365
Cash and other assets, less liabilities—0.1%			224
Net assets—100.0%			$246,589

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.
The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.08% of the net assets at September 30, 2013.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—56.0%
U.S. Treasury Inflation Indexed Notes/Bonds—6.0%
U.S. Treasury Inflation Indexed Note, 2.375%, due 1/15/17	$2,317	$2,571
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,631	3,913
Total U.S. Treasury Inflation Indexed Notes/Bonds		6,484
U.S. Treasury—0.8%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	880
Government National Mortgage Association (GNMA)—0.1%
#780405, 9.500%, due 11/15/17	58	62
#357322, 7.000%, due 9/15/23	49	54
Total GNMA Mortgage Obligations		116
Federal Home Loan Mortgage Corp. (FHLMC)—9.3%
#E72924, 7.000%, due 10/1/13	1	1
#E81703, 7.000%, due 5/1/15	37	37
#E81697, 8.000%, due 5/1/15	181	188
#E81908, 8.500%, due 12/1/15	17	17
#J02184, 8.000%, due 4/1/16	93	96
#G90022, 8.000%, due 9/17/16	49	49
#M30028, 5.500%, due 5/1/17	7	7
#E90398, 7.000%, due 5/1/17	278	298
#E97112, 4.000%, due 5/1/18	117	124
#D95621, 6.500%, due 7/1/22	1,249	1,384
#J16051, 4.500%, due 7/1/26	1,881	2,037
#J19032, 3.500%, due 5/1/27	1,250	1,320
#A45790, 7.500%, due 5/1/35	168	194
#G02141, 6.000%, due 3/1/36	539	599
#A66843, 6.500%, due 10/1/37	612	690
#A81799, 6.500%, due 9/1/38	706	781
#C03665, 9.000%, due 4/1/41	709	884
#G06583, 5.000%, due 6/1/41	1,151	1,268
Total FHLMC Mortgage Obligations		9,974
Federal National Mortgage Association (FNMA)—39.8%
#593561, 9.500%, due 8/1/14	9	9
#567027, 7.000%, due 9/1/14	42	42
#567026, 6.500%, due 10/1/14	22	23
#458124, 7.000%, due 12/15/14	13	13
#576554, 8.000%, due 1/1/16	237	249
#576553, 8.000%, due 2/1/16	344	361
#555747, 8.000%, due 5/1/16	22	23
#735569, 8.000%, due 10/1/16	156	164
#725410, 7.500%, due 4/1/17	41	43
#643217, 6.500%, due 6/1/17	93	98
#679247, 7.000%, due 8/1/17	358	379
#695910, 5.000%, due 5/1/18	356	380
#740847, 6.000%, due 10/1/18	217	232
#323501, 6.500%, due 1/1/19	72	79
#751313, 5.000%, due 3/1/19	320	346

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#852864, 7.000%, due 7/1/20	$847	$952
#458147, 10.000%, due 8/15/20	190	217
#835563, 7.000%, due 10/1/20	325	357
#831430, 5.500%, due 3/1/21	523	566
#735574, 8.000%, due 3/1/22	224	250
#679253, 6.000%, due 10/1/22	554	615
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	14
#982878, 4.500%, due 5/1/23	437	475
#932095, 4.000%, due 11/1/24	8,409	9,026
#AC5124, 4.000%, due 11/1/24	499	536
#AC6257, 4.000%, due 12/1/24	128	137
#AD8164, 4.000%, due 8/1/25	707	759
#AE1176, 4.000%, due 8/1/25	595	638
#255956, 5.500%, due 10/1/25	117	128
#AB2256, 3.500%, due 2/1/26	1,012	1,072
#AL2851, 4.000%, due 8/1/26	2,545	2,732
#AI9811, 4.500%, due 8/1/26	637	693
#AJ3203, 4.000%, due 10/1/26	1,653	1,774
#AJ8149, 3.500%, due 12/1/26	2,231	2,362
#AJ7724, 4.000%, due 12/1/26	773	830
#256639, 5.000%, due 2/1/27	22	24
#AB4818, 4.000%, due 4/1/27	839	901
#AP0446, 3.500%, due 7/1/27	3,116	3,300
#AL2590, 4.000%, due 7/1/27	2,586	2,776
#806458, 8.000%, due 6/1/28	184	212
#880155, 8.500%, due 7/1/29	319	375
#797846, 7.000%, due 3/1/32	453	510
#745519, 8.500%, due 5/1/32	180	212
#654674, 6.500%, due 9/1/32	92	104
#733897, 6.500%, due 12/1/32	260	292
#254693, 5.500%, due 4/1/33	18	19
#555531, 5.500%, due 6/1/33	48	53
#555591, 5.500%, due 7/1/33	29	32
#762505, 5.500%, due 11/1/33	261	290
#725231, 5.000%, due 2/1/34	371	404
#725220, 5.000%, due 3/1/34	351	382
#725232, 5.000%, due 3/1/34	351	382
#725238, 5.000%, due 3/1/34	200	218
#776964, 5.000%, due 4/1/34	695	763
#725424, 5.500%, due 4/1/34	189	207
#255630, 5.000%, due 3/1/35	20	22
#888884, 5.500%, due 12/1/35	363	402
#886220, 6.000%, due 7/1/36	497	548
#928658, 6.500%, due 9/1/37	66	73
#889385, 6.000%, due 2/1/38	894	993
#962058, 6.500%, due 3/1/38	1,049	1,165
#991911, 7.000%, due 11/1/38	307	342
#AB1200, 5.500%, due 7/1/40	748	831
#AL0028, 5.000%, due 2/1/41	371	411
Total FNMA Mortgage Obligations		42,817

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

	Issuer	NRSRO Rating	Principal Amount	Value
	Non-Agency Mortgage-Backed Obligations—1.0%
	First Plus Home Loan Owner Trust, 1997-4, Tranche M1, 7.640%, 9/11/23§	D	$676	$685
	First Plus Home Loan Owner Trust, 1997-4, Tranche M2, 7.830%, 9/11/23§	D	143	75
*	First Plus Home Loan Owner Trust, 1998-3, Tranche M2, 7.920%, 5/10/24§**	Caa1ø	256	136
*	Lehman Structured Securities Corp.—144A, 2004-2, Tranche M1, 2.703%, 2/28/33, VRN§	CCC	285	144
	Total Non-Agency Mortgage-Backed Obligations			1,040
	Asset-Backed Securities—7.0%
	Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	796	827
	Chase Issuance Trust, 2008-A8, Tranche A8, 1.382%, 5/15/17, VRN	AAA	1,250	1,271
	Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.380%, 5/22/17, VRN	AAA	700	712
	Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.932%, 8/15/18, VRN	Aaa	1,000	1,021
	GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA-	1,705	1,690
	SLM Student Loan Trust, 2002-1, Tranche B, 0.736%, 1/25/21, VRN	Aaa	2,000	1,997
	Total Asset-Backed Securities			7,518
	Corporate Obligations—34.9%
	Bank of America Corporation, 1.070%, due 3/22/16, VRN	A	1,000	1,004
	JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,000	1,137
	American Express Co., 6.150%, due 8/28/17	A+	1,500	1,750
	Capital One Financial Corporation, 6.750%, due 9/15/17	A-	1,000	1,176
	Standard Chartered Bank—144A, 6.400%, due 9/26/17	A+	1,000	1,143
	Wells Fargo & Co., 5.625%, due 12/11/17	AA-	1,000	1,150
	Intesa Sanpaolo SpA, 3.875%, due 1/16/18	BBB+	1,000	984
	Morgan Stanley, 6.625%, due 4/1/18	A	1,250	1,453
	General Electric Capital Corporation, 5.625%, due 5/1/18	AA+	1,200	1,378
	Philip Morris International, Inc., 5.650%, due 5/16/18	A	1,250	1,448

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Simon Property Group L.P., 6.125%, due 5/30/18	A	$1,000	$1,174
John Deere Capital Corporation, 5.750%, due 9/10/18	A	1,000	1,170
Merrill Lynch & Co., Inc., 6.875%, due 11/15/18	A	1,000	1,190
Glencore Funding LLC—144A, 1.628%, due 1/15/19, VRN	BBB	1,000	942
Petrobras Global Finance BV, 2.408%, due 1/15/19, VRN	A3	1,250	1,229
Honeywell International, Inc., 5.000%, due 2/15/19	A	1,000	1,146
Citigroup, Inc., 8.500%, due 5/22/19	A	1,000	1,279
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	1,000	1,116
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,350	1,557
Royal Bank of Scotland Group plc, 6.400%, due 10/21/19	A	750	858
The Goldman Sachs Group, Inc., 6.000%, due 6/15/20	A	1,250	1,421
Alcoa, Inc., 6.150%, due 8/15/20	BBB-	750	784
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A	1,000	1,121
Hewlett-Packard Co., 4.300%, due 6/1/21	A-	1,000	973
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	1,000	1,073
Masco Corporation, 5.950%, due 3/15/22	BBB-	1,000	1,053
American International Group, Inc., 4.875%, due 6/1/22	A-	1,000	1,075
Odebrecht Finance Ltd.—144A, 5.125%, due 6/26/22	BBB	1,000	970
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,000	918
WEA Finance LLC—144A, 3.375%, due 10/3/22	A2	1,000	944
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	Baa2	625	613
Royal Bank of Scotland Group plc, 6.125%, due 12/15/22	BBB-	800	809
Corporation Lindley S.A.—144A, 4.625%, due 4/12/23	BBB-	750	681

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2013 (all amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	$900	$830
Total Corporate Obligations			37,549
Total Long-Term Investments—98.9% (cost $105,682)			106,378
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $660, collateralized by U.S. Treasury Note, 0.625%, due 9/30/17	Aaa	660	660
Total Repurchase Agreement—0.6% (cost $660)			660
Total Investments—99.5% (cost $106,342)			107,038
Cash and other assets, less liabilities—0.5%			559
Net assets—100.0%			$107,597

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.
The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. These holdings represent 0.97% of the net assets at September 30, 2013.

* = Non-income producing securities

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.13% of the Fund’s net assets at September 30, 2013.

ø   Moody’s withdrew its rating as of July 29, 2011. The rating shown represents the last issued. The bond is currently not rated by a NRSRO.

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—72.5%
Government National Mortgage Association (GNMA)—0.4%
GNR 2011-24 VA, 3.500%, due 2/20/16	$959	$995
Federal Home Loan Mortgage Corp. (FHLMC)—20.5%
#G12631, 5.500%, due 4/1/17	183	193
#G13127, 4.500%, due 4/1/18	47	50
#G11606, 4.500%, due 5/1/18	19	20
#E96962, 4.000%, due 6/1/18	86	92
#E01418, 4.000%, due 7/1/18	20	21
#E01424, 4.000%, due 8/1/18	10	11
#E99160, 4.500%, due 9/1/18	104	110
#E99582, 5.000%, due 9/1/18	26	28
#E99659, 4.500%, due 10/1/18	141	149
#B11362, 5.500%, due 12/1/18	16	16
#G13367, 5.500%, due 12/1/18	337	358
#B11849, 5.500%, due 1/1/19	183	194
#B12826, 4.500%, due 3/1/19	582	616
#B13051, 4.500%, due 4/1/19	78	83
#B13143, 4.500%, due 4/1/19	365	387
#B14961, 4.500%, due 6/1/19	82	89
#B15141, 4.500%, due 6/1/19	74	78
#G11604, 5.000%, due 7/1/19	151	160
#G11596, 5.500%, due 8/1/19	128	137
#G11605, 5.500%, due 9/1/19	60	65
#B17142, 4.500%, due 11/1/19	941	1,017
#B17161, 4.500%, due 11/1/19	27	28
#G11697, 5.500%, due 4/1/20	1,004	1,077
#J02537, 5.000%, due 9/1/20	60	65
#G12113, 5.500%, due 5/1/21	182	195
#E02322, 5.500%, due 5/1/22	47	50
#J06484, 5.500%, due 11/1/22	447	483
#J06871, 5.500%, due 1/1/23	157	170
#J08703, 5.500%, due 9/1/23	61	65
#J10351, 4.000%, due 7/1/24	268	287
#C00351, 8.000%, due 7/1/24	93	110
#G13695, 4.000%, due 9/1/24	1,265	1,353
#G00363, 8.000%, due 6/1/25	135	157
#J12853, 4.000%, due 8/1/25	186	199
#C80329, 8.000%, due 8/1/25	25	29
#J13022, 4.000%, due 9/1/25	2,221	2,375
#J14491, 4.000%, due 2/1/26	6,358	6,806
#G14150, 4.500%, due 4/1/26	3,020	3,270
#E02912, 5.000%, due 6/1/26	902	975
#J16051, 4.500%, due 7/1/26	3,804	4,119
#J18361, 3.500%, due 3/1/27	3,144	3,320
#J19032, 3.500%, due 5/1/27	1,480	1,562
#G04053, 5.500%, due 3/1/38	2,328	2,535
#G04424, 6.000%, due 6/1/38	169	184
#G04778, 6.000%, due 7/1/38	178	198
#A81372, 6.000%, due 8/1/38	72	79
#G04544, 6.000%, due 8/1/38	946	1,031
#G04687, 6.000%, due 9/1/38	244	269

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#G04745, 6.000%, due 9/1/38	$117	$129
#A81799, 6.500%, due 9/1/38	662	733
#G06964, 5.500%, due 11/1/38	3,908	4,306
#G05723, 6.500%, due 11/1/38	3,284	3,653
#A92646, 5.500%, due 6/1/40	332	366
#G06017, 5.500%, due 6/1/40	2,197	2,413
#G06583, 5.000%, due 6/1/41	1,535	1,691
#4122, Tranche FP, 0.582%, due 10/15/42, VRN	1,277	1,263
Total FHLMC Mortgage Obligations		49,419
Federal National Mortgage Association (FNMA)—51.6%
#679220, 6.000%, due 12/1/14	6	6
#256224, 5.500%, due 4/1/16	14	15
#254181, 5.000%, due 1/1/17	43	46
#256559, 5.500%, due 1/1/17	8	9
#256606, 5.500%, due 2/1/17	11	11
#256646, 5.500%, due 3/1/17	9	9
#545862, 5.000%, due 8/1/17	47	50
#545898, 5.500%, due 9/1/17	259	273
#545899, 5.500%, due 9/1/17	274	288
#254510, 5.000%, due 11/1/17	44	47
#555029, 5.000%, due 11/1/17	35	37
#254545, 5.000%, due 12/1/17	19	21
#254590, 5.000%, due 1/1/18	22	23
#257067, 5.000%, due 1/1/18	54	57
#663692, 5.000%, due 1/1/18	102	109
#674713, 5.000%, due 1/1/18	8	8
#679305, 5.000%, due 1/1/18	42	44
#254591, 5.500%, due 1/1/18	212	224
#678938, 5.500%, due 2/1/18	21	22
#683100, 5.500%, due 2/1/18	283	299
#254684, 5.000%, due 3/1/18	14	15
#675717, 5.000%, due 3/1/18	138	147
#681361, 5.000%, due 3/1/18	59	63
#656564, 5.000%, due 4/1/18	1,010	1,077
#696677, 5.000%, due 4/1/18	67	71
#702888, 5.000%, due 4/1/18	93	100
#695838, 5.500%, due 4/1/18	63	67
#254721, 5.000%, due 5/1/18	163	173
#697593, 5.000%, due 5/1/18	165	176
#702332, 5.000%, due 5/1/18	33	35
#704049, 5.500%, due 5/1/18	664	701
#735357, 5.500%, due 5/1/18	882	934
#656573, 5.000%, due 6/1/18	159	170
#709848, 5.000%, due 6/1/18	146	155
#728715, 5.000%, due 7/1/18	277	295
#735003, 5.500%, due 7/1/18	894	947
#711991, 5.000%, due 8/1/18	143	153
#190341, 5.000%, due 9/1/18	38	40
#743183, 5.000%, due 10/1/18	60	64

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#555872, 5.000%, due 11/1/18	$146	$156
#749596, 5.000%, due 11/1/18	229	244
#745237, 5.000%, due 12/1/18	42	45
#753866, 6.000%, due 12/1/18	311	334
#761246, 5.000%, due 1/1/19	310	331
#761267, 4.500%, due 2/1/19	527	561
#255079, 5.000%, due 2/1/19	39	41
#766059, 5.500%, due 2/1/19	234	251
#766276, 5.000%, due 3/1/19	344	369
#742086, 4.500%, due 4/1/19	1,947	2,116
#779363, 5.000%, due 6/1/19	63	68
#785259, 5.000%, due 8/1/19	264	283
#761489, 5.500%, due 9/1/19	154	166
#788424, 5.500%, due 9/1/19	66	71
#725953, 5.000%, due 10/1/19	80	87
#745877, 5.000%, due 1/1/20	181	196
#735401, 5.500%, due 3/1/20	171	180
#357865, 5.000%, due 7/1/20	169	181
#357978, 5.000%, due 9/1/20	192	207
#745735, 5.000%, due 3/1/21	586	628
#879607, 5.500%, due 4/1/21	95	103
#831497, 6.000%, due 4/1/21	355	393
#880993, 6.000%, due 1/1/22	23	25
#972934, 5.500%, due 2/1/23	289	315
#889342, 5.000%, due 3/1/23	109	117
#982878, 4.500%, due 5/1/23	395	430
#555734, 5.000%, due 7/1/23	773	843
#254908, 5.000%, due 9/1/23	48	53
#AE0011, 5.500%, due 9/1/23	152	165
#747339, 5.500%, due 10/1/23	389	431
#255165, 4.500%, due 3/1/24	79	86
#934808, 4.500%, due 3/1/24	177	188
#AA4519, 4.500%, due 3/1/24	1,526	1,659
#AA2922, 4.000%, due 4/1/24	843	899
#AA5028, 4.500%, due 4/1/24	295	321
#190988, 9.000%, due 6/1/24	131	148
#993231, 4.000%, due 7/1/24	1,158	1,243
#AC1520, 4.000%, due 9/1/24	126	135
#AC3674, 4.500%, due 10/1/24	1,514	1,646
#AC5410, 4.500%, due 10/1/24	567	615
#932095, 4.000%, due 11/1/24	7,748	8,317
#AC5124, 4.000%, due 11/1/24	999	1,071
#AC6600, 4.500%, due 11/1/24	81	88
#AC6257, 4.000%, due 12/1/24	3,628	3,894
#AC8857, 4.500%, due 12/1/24	61	65
#AC9560, 5.000%, due 1/1/25	3,346	3,618
#AL3422, 5.000%, due 1/1/25	1,309	1,462
#932449, 4.000%, due 2/1/25	407	437
#932629, 4.000%, due 3/1/25	438	470
#AD0855, 4.000%, due 3/1/25	327	350
#932723, 4.000%, due 4/1/25	472	506

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AD4073, 4.000%, due 5/1/25		$165	$177
#935995, 4.000%, due 6/1/25		173	185
#AD4677, 4.000%, due 6/1/25		1,699	1,823
#AE1176, 4.000%, due 8/1/25		670	718
#AB1459, 4.000%, due 9/1/25		339	364
#AD8190, 4.000%, due 9/1/25		1,506	1,614
#AH2671, 4.000%, due 1/1/26		1,625	1,744
#890329, 4.000%, due 4/1/26		2,799	2,998
#AI4856, 4.500%, due 6/1/26		2,831	3,082
#AL2851, 4.000%, due 8/1/26		3,394	3,642
#AH9564, 3.500%, due 9/1/26		4,185	4,431
#AB3497, 4.000%, due 9/1/26		1,630	1,745
#AI7363, 3.500%, due 10/1/26		1,053	1,115
#AJ2322, 3.500%, due 10/1/26		4,528	4,794
#AB3975, 3.500%, due 12/1/26		1,497	1,585
#AJ8149, 3.500%, due 12/1/26		2,916	3,087
#AK0498, 3.500%, due 1/1/27		785	831
#AK7384, 4.000%, due 3/1/27		3,322	3,567
#AB4818, 4.000%, due 4/1/27		2,518	2,703
#AP0446, 3.500%, due 7/1/27		6,646	7,037
#AP0462, 3.500%, due 7/1/27		1,092	1,157
#AL2590, 4.000%, due 7/1/27		6,056	6,499
#809926, 5.500%, due 2/1/35		183	203
#829306, 6.000%, due 9/1/35		87	96
#886762, 7.000%, due 9/1/36		876	986
#928574, 6.000%, due 7/1/37		162	177
#889385, 6.000%, due 2/1/38		1,277	1,419
#975649, 6.000%, due 7/1/38		273	302
#AA8706, 5.500%, due 6/1/39		4,374	5,036
#935532, 4.500%, due 8/1/39		90	98
#AC0505, 5.500%, due 9/1/39		1,409	1,622
#AC3270, 5.500%, due 9/1/39		2,901	3,336
#AC6651, 4.500%, due 12/1/39		118	128
#AD3360, 5.500%, due 5/1/40		3,911	4,355
#AB1146, 5.000%, due 6/1/40		421	460
#AD8810, 5.500%, due 6/1/40		1,670	1,923
#AL0913, 6.000%, due 7/1/41		4,942	5,426
Total FNMA Mortgage Obligations			124,054
Asset-Backed Securities—16.6%
CarMax Auto Owner Trust, 2012-1, Tranche A2, 0.590%, 3/16/15	AAA	71	71
Hertz Vehicle Financing LLC—144A, 2009-2A, Tranche A2, 5.290%, 3/25/16	Aaa	2,950	3,110
CNH Equipment Trust, 2010-C, Tranche A4, 1.750%, 5/16/16	AAA	59	60

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	$1,400	$1,473
Citibank Credit Card Issuance Trust, 2002-A4, Tranche A4, 0.432%, 6/7/16, VRN	AAA	2,933	2,935
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	1,395	1,448
CNH Equipment Trust, 2011-B, Tranche A3, 0.910%, 8/15/16	AAA	435	436
Discover Card Execution Note Trust, 2011-A1, Tranche A1, 0.532%, 8/15/16, VRN	Aaa	1,400	1,402
Bank of America Credit Card Trust, 2007-A6, Tranche A6, 0.242%, 9/15/16, VRN	AAA	386	386
Enterprise Fleet Financing LLC—144A, 2011-2, Tranche A2, 1.430%, 10/20/16	AAA	403	404
GE Capital Credit Card Master Note Trust, 2011-1, Tranche A, 0.732%, 1/15/17, VRN	Aaa	620	621
Ford Credit Floorplan Master Owner Trust A—144A, 2010-3, Tranche A2, 1.882%, 2/15/17, VRN	AAA	2,000	2,037
GE Dealer Floorplan Master Note Trust, 2012-1, Tranche A, 0.750%, 2/20/17, VRN	Aaa	2,010	2,016
Bank of America Credit Card Trust, 2007-A15, Tranche A15, 0.532%, 4/17/17, VRN	AAA	100	100
Chase Issuance Trust, 2008-A8, Tranche A8, 1.382%, 5/15/17, VRN	AAA	3,000	3,050
Nissan Master Owner Trust, 2012-A, Tranche A, 0.652%, 5/15/17, VRN	Aaa	2,196	2,202
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.380%, 5/22/17, VRN	AAA	200	204
Ally Master Owner Trust, 2010-4, Tranche A, 1.252%, 8/15/17, VRN	Aaa	125	126
GE Dealer Floorplan Master Note Trust, 2012-4, Tranche A, 0.620%, 10/20/17, VRN	Aaa	2,000	2,003
Ford Credit Floorplan Master Owner Trust, 2013-1, Tranche A2, 0.562%, 1/15/18, VRN	AAA	1,900	1,899
Discover Card Execution Note Trust, 2010-A2, Tranche A2, 0.762%, 3/15/18, VRN	AAA	350	352
Citibank Omni Master Trust—144A, 2009-A14A, Tranche A14, 2.932%, 8/15/18, VRN	Aaa	2,000	2,042
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.252%, 12/15/19, VRN	AAA	75	75
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.262%, 12/16/19, VRN	AAA	215	213
American Express Credit Account Secured Note Trust, 2012-4, Tranche A, 0.422%, 5/15/20, VRN	AAA	2,200	2,197
SLM Student Loan Trust, 2002-1, Tranche B, 0.736%, 1/25/21, VRN	Aaa	4,500	4,494
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.442%, 8/16/21, VRN	AAA	475	471

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
SLM Student Loan Trust, 2008-5, Tranche A4, 1.966%, 7/25/23, VRN	Aaa	$2,000	$2,093
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.682%, 1/15/43, VRN	AAA	2,000	2,099
Total Asset-Backed Securities			40,019
Corporate Obligations—9.3%
Daimler Finance North America LLC—144A, 0.870%, due 1/9/15, VRN	A-	1,000	1,004
The Goldman Sachs Group, Inc., 0.769%, due 1/12/15, VRN	A	1,000	999
The Goldman Sachs Group, Inc., 5.125%, due 1/15/15	A	1,000	1,052
American International Group, Inc., 3.000%, due 3/20/15	A-	1,150	1,184
Citigroup, Inc., 4.700%, due 5/29/15	A	1,000	1,058
Royal Bank of Scotland Group, PLC, 2.550%, due 9/18/15	A	3,000	3,066
AbbVie, Inc., 1.200%, due 11/6/15	A	1,250	1,255
McKesson Corporation, 0.950%, due 12/4/15	A-	1,000	1,002
General Electric Capital Corporation, 1.000%, due 1/8/16	AA+	1,000	1,000
Morgan Stanley, 1.512%, due 2/25/16, VRN	A	1,700	1,716
Bank of America Corporation, 1.070%, due 3/22/16, VRN	A	3,000	3,013
Capital One NA, 0.700%, due 3/22/16, VRN	A3	2,500	2,499
Petrobras Global Finance BV, 1.884%, due 5/20/16, VRN	A3	1,400	1,397
Hewlett-Packard Co., 3.300%, due 12/9/16	A-	2,000	2,082
Total Corporate Obligations			22,327
Total Long-Term Investments—98.4% (cost $238,553)			236,814
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $2,265, collateralized by U.S. Treasury Note, 0.625%, due 9/30/17	Aaa	2,265	2,265
Total Repurchase Agreement—1.0% (cost $2,265)			2,265

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Total Investments—99.4% (cost $240,818)	239,079
Cash and other assets, less liabilities—0.6%	1,561
Net assets—100.0%	$240,640

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—3.3%
Federal Home Loan Bank (FHLB)—0.8%
Federal Home Loan Bank (FHLB), 0.375%—2.500%, 6/12/14—6/13/14	$10,085	$10,192
Total Federal Home Loan Bank (FHLB)		10,192
Federal National Mortgage Association (FNMA)—0.2%
Federal National Mortgage Association (FNMA), 2.750%, 3/13/14	1,960	1,983
Total Federal National Mortgage Association (FNMA)		1,983
U.S. Treasury—2.3%
U.S. Treasury Bill, 0.018%—0.051%, 10/17/13—10/24/13	30,000	30,000
Total U.S. Treasury		30,000
Corporate Notes—6.4%
Caterpillar Financial Services Corporation, 1.375%—4.600%, 12/20/13—5/20/14	13,958	14,028
Deere & Co., 6.950%, 4/25/14	1,000	1,037
EI du Pont de Nemours & Co., 1.750%, 3/25/14	10,000	10,071
General Electric Capital Corporation, 2.100%—5.900%, 1/7/14—5/13/14	28,402	28,811
International Business Machines Corporation, 1.250%, 5/12/14	10,790	10,855
Merck & Co., Inc., 5.300%, 12/1/13	2,000	2,017
PepsiCo, Inc., 0.875%, 10/25/13	2,215	2,216
Pfizer, Inc., 4.500%, 2/15/14	7,505	7,623
Wal-Mart Stores, Inc., 0.750%—1.625%, 10/25/13—4/15/14	7,302	7,344
Total Corporate Notes		84,002
Commercial Paper—70.1%
Abbott Laboratories, 0.050%—0.100%, 10/8/13—12/3/13	45,000	44,995
American Honda Finance Corporation, 0.060%—0.090%, 10/7/13—10/24/13	27,000	27,000
Automatic Data Processing, 0.050%, 10/2/13—10/31/13	40,000	39,999
Bristol-Myers Squibb Co., 0.060%, 10/7/13	15,000	15,000
Caterpillar Financial Services Corporation, 0.070%—0.100%, 11/4/13—12/3/13	24,000	23,997
Chevron Corporation, 0.040%—0.050%, 10/3/13—10/21/13	45,000	45,000

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
Coca-Cola Co. (The), 0.040%—0.140%, 10/10/13—1/14/14	$45,000	$44,991
ConocoPhillips Qatar Funding, Ltd., 0.060%—0.110%, 10/9/13—12/2/13	44,225	44,222
Dover Corporation, 0.050%—0.070%, 10/1/13—10/15/13	45,103	45,103
EI du Pont Nemours & Co., 0.060%—0.070%, 10/15/13—11/1/13	35,000	35,000
Illinois Tool Works, Inc., 0.060%, 10/4/13—10/15/13	22,900	22,900
International Business Machines Corporation, 0.030%—0.040%, 10/1/13—10/25/13	45,000	45,000
John Deere Capital Corp., 0.040%—0.060%, 10/7/13—10/24/13	11,000	11,000
John Deere Financial Ltd., 0.060%—0.070%, 10/4/13—10/10/13	17,000	17,000
Johnson & Johnson, 0.030%, 10/16/13—10/18/13	21,000	21,000
Kimberly-Clark Worldwide, Inc., 0.030%—0.040%, 10/4/13—10/7/13	20,000	20,000
Merck & Co., Inc., 0.040%—0.060%, 10/17/13—11/22/13	31,000	30,998
Microsoft Corporation, 0.070%, 11/20/13—12/4/13	14,000	13,998
Nestle Capital Corporation, 0.070%—0.080%, 11/12/13—11/13/13	15,000	14,997
PACCAR Financial Corporation, 0.050%—0.090%, 10/1/13—12/2/13	44,100	44,099
PepsiCo, Inc., 0.040%—0.060%, 10/28/13—11/19/13	41,000	40,998
Pfizer, Inc., 0.020%—0.040%, 10/4/13—10/23/13	30,000	30,000
Praxair, Inc., 0.020%—0.050%, 10/2/13—11/1/13	31,265	31,265
Private Export Funding Corporation, 0.050%—0.120%, 10/16/13—1/8/14	37,800	37,793
Procter & Gamble Co., 0.070%—0.100%, 10/7/13—12/13/13	51,000	50,996
Roche Holdings, Inc., 0.020%—0.040%, 10/4/13—10/18/13	36,000	36,000
Toyota Credit de Puerto Rico Corporation, 0.040%—0.110%, 10/11/13—10/17/13	28,000	28,000
Toyota Motor Credit Corporation, 0.030%—0.090%, 10/1/13—10/23/13	17,000	16,999
Wal-Mart Stores, Inc., 0.030%—0.070%, 10/2/13—10/29/13	37,500	37,500
Total Commercial Paper		915,850
Repurchase Agreements—20.9%
Bank of America, 0.050% dated 9/30/13, due 10/2/13, repurchase price $65,000, collateralized by FMAC, 0.000%-3.020%, due 3/12/14-2/25/28, and FNMA, 0.500%-6.080%, due 10/22/15-10/23/36, and IADB, 3.000%, due 4/22/14	65,000	65,000

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2013 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Repurchase Agreements—(continued)
Fixed Income Clearing Corporation, 0.000% dated 9/30/13, due 10/1/13, repurchase price $143,431, collateralized by U.S. Treasury Note, 1.500%, due 6/30/16-7/31/16	$143,431	$143,431
Goldman Sachs, 0.060% dated 9/30/13, due 10/2/13, repurchase price $65,000, collateralized by GNMA, 2.730%-6.000%, due 7/15/37-9/15/48	65,000	65,000
Total Repurchase Agreements		273,431
Total Investments—100.7% (cost $1,315,458)		1,315,458
Liabilities, plus cash and other assets—(0.7)%		(9,408)
Net assets—100.0%		$1,306,050
Portfolio Weighted Average Maturity		29 days

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each fund, the number of shares authorized is unlimited. The Trust currently consists of the following publicly offered twenty-six portfolios (the “Funds”), each with its own investment objectives and policies.

Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Large Cap Value	Institutional International Equity
Mid Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Value	Emerging Markets Leaders
Small Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Markets Small Cap Growth

Global Equity Funds	Fixed Income Funds
Global Leaders	Bond
Global Small Cap Growth	Income
Low Duration

Multi-Asset and Alternative Funds	Money Market Fund
Macro Allocation
Commodity Strategy Long /Short	Ready Reserves

The Macro Allocation Fund and the Commodity Strategy Long/Short Fund have a fiscal Year-End of October 31, and issue a separate report.

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.
1

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, the mean between the last reported bid and ask price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, the mean between the last reported bid and ask price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value the security as of the close of regular trading on the New York Stock Exchange. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask price).

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs the pricing service believes accurately represent the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Securities, and other assets, for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Investments in other funds that are not exchange-traded funds are valued at the underlying fund’s net asset value on the date of valuation. Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates fair value.

As of Septmeber 30, 2013, there were securities held in the International Growth, Institutional International Growth, and Income Funds requiring fair valuation pursuant to the Trust’s Valuation Procedures.

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker dealers and banks with which a Fund enters into repurchase agreements. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

2

(d) Forward Foreign Currency Contracts

The Global Leaders, Global Small Cap Growth, International Leaders, International Equity, Institutional International Equity, International Growth, Institutional International Growth, International Small Cap Growth, Emerging Markets Leaders, Emerging Markets Growth and Emerging Markets Small Cap Growth Funds from time to time may enter into forward foreign currency contracts with the Fund’s custodian and other counterparties in an attempt to hedge against a decline in the value of foreign currency against the U.S. dollar. The Funds bear the market risk that arises from changes in foreign currency rates and bear the credit risk if the counterparty fails to perform under the contract.

There were no open Forward Foreign Currency Contracts as of September 30, 2013.

(e) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation (depreciation) at September 30, 2013 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealzied Depreciation	Net Unrealzied Appreciation/ (Depreciation)
Growth	650,193	223,597	4,223	219,374
Large Cap Growth	27,440	8,340	110	8,230
Large Cap Value	3,802	558	24	534
Mid Cap Growth	432,490	84,873	5,666	79,207
Mid Cap Value	3,190	983	55	928
Small-Mid Cap Growth	426,665	143,095	3,422	139,673
Small-Mid Cap Value	2,549	678	26	652
Small Cap Growth	459,627	144,673	20,178	124,495
Small Cap Value	274,353	77,606	2,524	75,082
Global Leaders	117,906	18,738	1,357	17,381
Global Small Cap Growth	12,395	1,795	213	1,582
Internaional Leaders	61,025	6,961	871	6,090
International Equity	62,917	14,569	670	13,899
Institutional International Equity	78,916	18,616	803	17,813
International Growth	3,404,430	709,750	38,433	671,317
Institutional International Growth	1,799,053	373,206	19,681	353,525
International Small Cap Growth	743,043	160,649	13,194	147,455
Emerging Markets Leaders	64,116	5,607	1,694	3,913
Emerging Markets Growth	828,056	81,723	19,679	62,044
Emerging Markets Small Cap Growth	133,246	8,742	3,297	5,445
Bond	241,213	8,459	3,307	5,152
Income	106,342	2,551	1,854	697
Low Duration	240,818	784	2,523	(1,739)
Ready Reserves	1,315,458	—	—	—

3

(f) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the period, in the table below with the reason for the transfer disclosed in the note to the tables, if applicable.

As of September 30, 2013, the hierarchical input levels of securities in each Fund, segregated by security class, are as follows (in thousands):

4

Investments in securities	Growth	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Level 1 - Quoted prices
Common Stocks	853,669	35,131	4,336	497,718	4,118
Level 2 - Other significant observable inputs
Short-Term Investments	15,898	539	—	13,979	—
Level 3 - Significant unobservable inputs
Total investments in securities	$869,567	$35,670	$4,336	$511,697	$4,118
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—	—	—	—
Transfers from Level 2 to Level 1 (a)	—	—	—	—	—

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value	Global Leaders	Global Small Cap Growth
Level 1 - Quoted prices
Common Stocks	546,593	3,122	561,539	337,514	133,177	13,785
Level 2 - Other significant observable inputs
Short-Term Investments	19,745	79	22,583	11,921	2,110	192
Level 3 - Significant unobservable inputs
None	—	—	—	—	—	—
Total investments in securities	$566,338	$3,201	$584,122	$349,435	$135,287	$13,977
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—	—	—	—	—
Transfers from Level 2 to Level 1 (a)	—	—	—	—	22,206	—

Investments in securities	International Leaders	International Equity	Institutional International Equity	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	64,544	76,257	95,966	3,994,483	2,138,747
Level 2 - Other significant observable inputs
Affiliated Fund	—	—	—	25,083	13,479
Short-Term Investments	2,571	559	763	55,491	—
Level 3 - Significant unobservable inputs
Common Stocks	—	—	—	689	352
Total investments in securities	$67,115	$76,816	$96,729	$4,075,746	$2,152,578
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—	—	—	—
Transfers from Level 2 to Level 1 (a)	5,163	45,802	71,494	1,801,786	970,364

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1 - Quoted prices
Common Stocks	850,095	64,842	812,374	128,668
Preferred Stocks	2,052	2,471	28,913	761
Level 2 - Other significant observable inputs
Affiliated Fund	—	—	26,908	—
Short-Term Investments	38,351	716	21,903	9,261
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$890,498	$68,029	$890,098	$138,690
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	—	—	—	—
Transfers from Level 2 to Level 1 (a)	316,026.00	28,933.00	436,257.00	11,005.00

Investments in securities	Bond	Income	Low Duration	Ready Reserves
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
US Government and Agency Bonds	108,060	60,271	174,468	42,175
Corporate Bonds	119,731	37,549	22,327	84,002
Asset Backed Bonds	9,490	8,422	40,019	—
Commercial Paper	—	—	—	915,850
Short-Term Investments	9,084	660	2,265	273,431
Level 3 - Significant unobservable inputs
Asset Backed Bonds	—	136	—	—
Total investments in securities	$246,365	$107,038	$239,079	$1,315,458

*	All the investments held by Ready Reserves Fund are short-term investments.

(a)	Fair valuation estimates were obtained from the Funds’ pricing vendor and applied to certain foreign securities December 31, 2012 but not on September 30, 2013 resulting in a transfer from Level 2 to Level 1.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees.

The fair value estimates for the Level 3 securities in the International Growth, Institutional International Growth, and Income Funds were determined in good faith by the Pricing Committee in consultation with the Valuation Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, market trends that influence its performance and the potential for an adverse outcome in pending litigation. Level 3 securities represented 0.02%, 0.02%, and 0.13% as a percentage of Net Assets in the International Growth, Institutional International Growth, and Income Funds, respectively.

5

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 14, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 14, 2013

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: November 14, 2013